                                   Evergreen

                                 State Tax Free
                                     Funds

                         (Photo of mountains and trees)

                               1997 Annual Report

                             (Evergreen tree logo)
                              Evergreen Funds(SM)
                                   SINCE 1932

(Evergreen graphic)
                                    EVERGREEN
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

Letter to Shareholders...............................      1
FUND AT A GLANCE
  Evergreen Florida High Income Municipal Bond
     Fund............................................      2
  Evergreen Florida Municipal Bond Fund..............      3
  Evergreen Georgia Municipal Bond Fund..............      4
  Evergreen North Carolina Municipal Bond Fund.......      5
  Evergreen South Carolina Municipal Bond Fund.......      6
  Evergreen Virginia Municipal Bond
     Fund............................................      7
FINANCIAL HIGHLIGHTS
  Evergreen Florida High Income Municipal Bond
     Fund............................................      8
  Evergreen Florida Municipal Bond Fund..............     10
  Evergreen Georgia Municipal Bond Fund..............     12
  Evergreen North Carolina Municipal Bond Fund.......     14
  Evergreen South Carolina Municipal Bond Fund.......     16
  Evergreen Virginia Municipal Bond Fund.............     18
SCHEDULES OF INVESTMENTS
  Evergreen Florida High Income Municipal Bond
     Fund............................................     20
  Evergreen Florida Municipal Bond Fund..............     24
  Evergreen Georgia Municipal Bond Fund..............     27
  Evergreen North Carolina Municipal Bond Fund.......     28
  Evergreen South Carolina Municipal Bond Fund.......     30
  Evergreen Virginia Municipal Bond
     Fund............................................     31
Statements of Assets and Liabilities.................     33
Statements of Operations.............................     34
Statements of Changes in Net Assets..................     35
Combined Notes to Financial Statements...............     37
Independent Auditors' Report--
  KPMG Peat Marwick LLP..............................     43
Report of Independent Accountants--
  Price Waterhouse LLP...............................     44
Federal Income Tax Status of Distributions...........     45

                            ABOUT EVERGREEN KEYSTONE

Since 1971, the Evergreen Funds have been providing investors with a proven, value-driven approach to equity investment management. For over 60 years of changing economic conditions, Keystone has taken pride in helping investors meet their financial goals through a broad range of financial products and services. Combined, Evergreen Keystone offers over 70 funds designed to meet a broad range of objectives, including fixed-income, balanced, growth and income, and aggressive growth. Assets under management total more than $30 billion.

                                    EVERGREEN
--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS
                                  October 1997

                          (Photo of William M. Ennis)
                                WILLIAM M. ENNIS

Dear Shareholders:

Investors in state tax-free mutual funds enjoyed strong performance during the past year despite some short-term price fluctuations.

The fiscal year that ended on August 31, 1997 ultimately proved rewarding for investors in municipal bond funds, despite some uncertainty and volatility. The municipal bond market finished the year with a strong six months, despite some weakness in March and April which could be attributed largely to comments from Alan Greenspan, Chairman of the Federal Reserve Board, who warned of "irrational exuberance" in the soaring stock market in early March. His comments were followed up by the Federal Reserve Board's March 25 decision to raise short-term rates by one-quarter of one percent. In the short run, this action caused interest rates to rise rather dramatically. However, by early June the markets were again back on track, as inflationary fears declined, despite continued economic strength and high employment.

This sustained growth and low inflation enabled the municipal bond market to recoup the losses sustained during the first quarter of 1997 and to climb to new highs. In fact, rates fell through July, allowing 30-year municipal yields to reach approximately 5.15% in July. Then, an unexpectedly sharp increase in non-farm payrolls, accompanied by a drop in the unemployment rate, caused municipal bond yields to rise and prices to fall. However, even in this period, municipal bonds outperformed U.S. Treasuries, as demand for tax-free bonds outstripped new supply.

Throughout the year, your Evergreen state tax free funds delivered healthy returns, with income exempt both from federal income taxes and many state taxes.(1)

I am delighted to inform you that Evergreen Keystone has successfully integrated all service functions of Evergreen and Keystone Funds. This means that you now have full exchange privileges among all Evergreen and Keystone America funds. In addition, you will be receiving the top-flight service that earned Evergreen Keystone the 1996 Dalbar Quality Tested Service Seal, the highest award for mutual fund service presented by Dalbar, an independent mutual fund survey and rating firm.

In the following pages, we provide specific information about each Evergreen state tax-free fund. We present this information in a new format that makes information easily accessible. We are very interested in hearing your thoughts on this new format, and we welcome your suggestions.

                                         Sincerely,

                                         /s/ William M. Ennis
                                         WILLIAM M. ENNIS
                                         MANAGING DIRECTOR

(1) SOME PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

(logo)
                                    EVERGREEN
                     FLORIDA HIGH INCOME MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                FUND AT A GLANCE
                             As of August 31, 1997

PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------

                                     1 YEAR                      AVERAGE ANNUALIZED TOTAL RETURN(1)
                          ----------------------------    -----------------------------------------------     CUMULATIVE TOTAL
SHARE      INCEPTION      WITHOUT SALES    WITH SALES                                           SINCE          RETURN(1) SINCE
CLASS         DATE           CHARGE          CHARGE          3 YEARS          5 YEARS         INCEPTION          INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
  A         6/17/92          10.77%           5.51%           6.96%            7.33%            7.34%              44.65%
  B         7/10/95           9.95%           4.95%            --               --              6.24%              13.88%
  Y         9/20/95          11.04%            --              --               --              8.47%              17.19%
-------------------------------------------------------------------------------------------------------------------------------

SHARE     12-MONTH
CLASS   DISTRIBUTION
------
  A         $0.62
  B         $0.54
  Y         $0.65
------

(1) Adjusted for maximum sales charges.

CURRENT STRATEGY
--------------------------------------------------------------------------------
              For the twelve-month period ended September 30, 1997, the Fund's class Y and class A shares ranked number 1 and 3, respectively, out of 63 Florida municipal debt funds tracked by Lipper Analytical Services, an independent mutual fund rating company.(2) One constant through the recent environment of fluctuating interest rates has been the narrowing of spreads between higher and lower quality bonds, as investors searched for more yield. Since most of the Fund is comprised of lower rated and non-rated bonds, performance was aided dramatically by this tightening of spreads. The increased supply of higher-yielding bonds within the market should enable us to maintain our current yield-- with the possibility of increasing it-- even as heavy cash inflows enter the Fund.

(Photo of Richard
K. Marrone)
RICHARD K. MARRONE
VICE PRESIDENT,
SENIOR FIXED INCOME
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

                             GROWTH OF INVESTMENT

Evergreen Florida High Income Municipal Bond Fund
Comparison of a $10,000 investment in Evergreen Florida High Income Municipal Bond Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

(A chart appears here with the following plot points.)

In Thousands

                  6/92    8/92    8/93    8/94    8/95    8/96     8/97
Class A Shares   9,525   9,672  11,039  11,261  12,271  13,059  $14,465
CPI             10,000  10,085  10,364  10,664  10,943  11,258  $11,508
LMBI            10,000  10,371  11,636  11,653  12,686  13,350  $14,586

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in different classes. The Lehman Brothers Municipal Bond Index is an unmanaged market index. The index does not include transactions costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through August 31, 1997.


PORTFOLIO CHARACTERISTICS
----------------------------------------------------------------
Total Net Assets:                $189,743,181
Average Credit Quality:          BB+
Average Maturity:                23.04 years
Average Duration:                8.31 years

                             PORTFOLIO COMPOSITION
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(A pie chart appears here with the following plot points.)

Health                   2.7%
Housing                 24.1%
Community Development   15.2%
Residential Care        12.5%
Industrial Development  12.5%
Hospital                 9.4%
Other                    8.8%
Education                5.3%
Utility                  5.2%
Special Care             4.3%


                               PORTFOLIO QUALITY
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(A pie chart appears here with the following plot points.)

A                       2.5%
AA                      2.0%
AAA                    11.1%
B                       0.4%
BB                      1.2%
BBB                    16.7%
NR                     66.1%

(2) THE RANKINGS ARE BASED ON TOTAL RETURN AND DO NOT INCLUDE THE EFFECT OF A SALES CHARGE. FOR THE 5-YEAR PERIOD ENDING SEPTEMBER 30, 1997, THE FUND'S CLASS A SHARES RANKED 1 OUT OF 19 FLORIDA MUNICIPAL DEBT FUNDS TRACKED BY LIPPER ANALYTICAL SERVICES.

                                                                          (logo)
                                    EVERGREEN
                           FLORIDA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                FUND AT A GLANCE
                             As of August 31, 1997

PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------

                                     1 YEAR                      AVERAGE ANNUALIZED TOTAL RETURN(1)
                          ----------------------------    -----------------------------------------------     CUMULATIVE TOTAL
SHARE      INCEPTION      WITHOUT SALES    WITH SALES                                           SINCE          RETURN (1) SINCE
CLASS         DATE           CHARGE          CHARGE          3 YEARS          5 YEARS         INCEPTION          INCEPTION
-------------------------------------------------------------------------------------------------------------------------------
  A         5/11/88           9.06%           3.88%           5.81%            5.92%            7.47%              95.60%
  B         6/30/95           8.06%           3.06%            --               --              5.03%              11.26%
  Y         6/30/95           9.14%            --              --               --              7.38%              16.75%
-------------------------------------------------------------------------------------------------------------------------------

------

SHARE     12-MONTH
CLASS   DISTRIBUTION
------
  A         $0.58
  B         $0.49
  Y         $0.59
------

(1) Adjusted for maximum sales charges.

CURRENT STRATEGY
--------------------------------------------------------------------------------
              We continue to emphasize an income-oriented approach for the Fund. We replaced older, lower-yielding bonds with higher-yielding securities as opportunities became available. During the Fund's fiscal year, the BOND BUYER 20 BOND INDEX declined from 5.86% to 5.45%. Despite this decline, as the year progressed we sold approximately $68.8 million worth of bonds yielding 5.07%, while buying $65.1 million in bonds yielding 5.77%. Illustrating our emphasis on higher-yielding securities, this action has added substantial earning power to the portfolio. For the twelve- months ended September 30, 1997, the Fund ranked in the top 25%; class Y shares ranked 12 out of 63 and class A shares 14 out of 63 Florida municipal debt funds tracked by Lipper Analytical Services, an independent mutual fund rating company.(2)

(Photo of
Robert S. Drye)

ROBERT S. DRYE
VICE PRESIDENT,
FIXED INCOME
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

                              GROWTH OF INVESTMENT

Evergreen Florida Municipal Bond Fund
Comparison of a $10,000 investment in Evergreen Florida Municipal Bond Fund,
Class A shares, versus a similar investment in the Lehman Brothers Municipal
Bond Index (LBMBI) and the Consumer Price Index (CPI).

(A chart appears here with the following plot points.)

In Thousands
                 5/88   8/88   8/89   8/90   8/91   8/92   8/93   8/94   8/95   8/96    8/97
Class A Shares  9,525  9,726 10,609 11,051 12,504 13,977 15,719 15,725 17,057 17,935 19,560
CPI            10,000 10,162 10,639 11,237 11,664 12,030 12,363 12,721 13,054 13,429 13,727
LBMBI          10,000 10,191 11,310 12,035 13,455 14,959 16,783 16,808 18,298 19,255 21,038

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in different classes. The Lehman Brothers Municipal Bond Index is an unmanaged market index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through August 31, 1997.


PORTFOLIO CHARACTERISTICS
----------------------------------------------------------------
Total Net Assets:                $161,803,570
Average Credit Quality:          AA
Average Maturity:                20.68 years
Average Duration:                9.25 years

                             PORTFOLIO COMPOSITION
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

Health Care             30.9%
Housing                 24.1%
Public Facilities       13.7%
Industrial Revenue Bonds 9.7%
Utilities                6.4%
Education                5.9%
Transportation           3.9%
State General Obligation 2.9%
Other                    2.5%

                               PORTFOLIO QUALITY
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(A pie chart appears here with the following plot points.)

A                      11.6%
AA                     16.7%
AAA                    45.7%
BBB                    19.8%
NR                      6.2%

(2)THE RANKINGS ARE BASED ON TOTAL RETURN AND DO NOT INCLUDE THE EFFECT OF A SALES CHARGE.

(logo)
                                    EVERGREEN
                           GEORGIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                FUND AT A GLANCE
                             As of August 31, 1997

PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------

                                                                AVERAGE ANNUALIZED
                                     1 YEAR                       TOTAL RETURN(1)
                          ----------------------------    ------------------------------     CUMULATIVE TOTAL
SHARE      INCEPTION      WITHOUT SALES    WITH SALES                          SINCE          RETURN (1) SINCE         12-MONTH
CLASS         DATE           CHARGE          CHARGE          3 YEARS         INCEPTION          INCEPTION         DISTRIBUTION
-------------------------------------------------------------------------------------------------------------------------------
  A          7/2/93           8.73%           3.57%           5.78%            3.63%              16.04%              $0.49
  B          7/2/93           7.93%           2.93%           5.83%            3.73%              16.52%              $0.41
  Y         2/28/94           9.00%            --             7.78%            5.73%              21.59%              $0.51
-------------------------------------------------------------------------------------------------------------------------------

(1)Adjusted for maximum sales charge.

CURRENT STRATEGY
--------------------------------------------------------------------------------
              In the past several months, it has become increasingly difficult to maneuver within the fixed income markets. We have maintained our focus on providing strong income, a strategy which has paid off during the volatile interest rate swings throughout the fiscal year. The month of August was a particularly good month for the Fund, enabling it to climb higher in its peer group rankings. For the twelve months ended September 30, 1997, the Fund's class Y shares ranked 10 out of 32 Georgia municipal debt funds tracked by Lipper Analytical Services, an independent mutual fund rating company.(2) Class A shares ranked 13 out of the 32 Georgia municipal debt funds tracked by Lipper.

(photo of Richard K. Marrone)
RICHARD K. MARRONE
VICE PRESIDENT,
SENIOR FIXED INCOME
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

                              GROWTH OF INVESTMENT

Evergreen Georgia Municipal Bond Fund
Comparison of a $10,000 investment in Evergreen Georgia Municipal Bond Fund, Class A shares, versus a similar investment in the Lehman Brothers Georgia Municipal Bond Index (LBGMBI) and the Consumer Price Index (CPI).

(A chart appears here with the following plot points.)

In Thousands

                  7/93    8/93    8/94    8/95    8/96    8/97
Class A Shares   9,525   9,703   9,338  10,047  10,672  11,604
CPI             10,000  10,028  10,318  10,589  10,293  11,113
LBGMBI          10,000  10,232  10,878  11,095  11,643  12,685

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in different classes. The Lehman Brothers Georgia Municipal Bond Index is an unmanaged market index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through August 31, 1997.

PORTFOLIO CHARACTERISTICS
----------------------------------------------------------------
Total Net Assets:                $14,252,077
Average Credit Quality:          AA
Average Maturity:                22 years
Average Duration:                9.47 years

                             PORTFOLIO COMPOSITION
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(A pie chart appears here with the following plot points.)

Other                         4.4%
Hospital                     24.1%
General Obligation Local     23.7%
Housing                      14.7%
Industrial Development       13.3%
Escrow                        6.9%
Utilities                     6.7%
Public Facilities             6.2%



                               PORTFOLIO QUALITY
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)


(A pie chart appears here with the following plot points.)

A                      25.2%
AA                     20.2%
AAA                    43.3%
BBB                     3.9%
NR                      7.4%

(2) THE RANKINGS ARE BASED ON TOTAL RETURN AND DO NOT INCLUDE THE EFFECT OF A SALES CHARGE.

                                                                          (logo)
                                    EVERGREEN
                        NORTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                FUND AT A GLANCE
                             As of August 31, 1997

PERFORMANCE
------------------------------------------------------------------------------------------------------------------------

                                                            AVERAGE ANNUALIZED
                                     1 YEAR                   TOTAL RETURNS(1)
                          ----------------------------    -----------------------        CUMULATIVE
SHARE      INCEPTION      WITHOUT SALES    WITH SALES                    SINCE         TOTAL RETURN (1)      12-MONTH
CLASS         DATE           CHARGE          CHARGE        3 YEARS     INCEPTION      SINCE INCEPTION      DISTRIBUTION
------------------------------------------------------------------------------------------------------------------------
  A         1/11/93           9.11%           3.93%         6.03%        4.79%             24.23%              $0.50
  B         1/11/93           8.30%           3.30%         6.08%        4.85%             24.56%              $0.42
  Y         2/28/94           9.39%            --           8.03%        5.51%             20.72%              $0.53
------------------------------------------------------------------------------------------------------------------------

(1) Adjusted for maximum sales charge.

CURRENT STRATEGY
--------------------------------------------------------------------------------
              In the past several months, it has become increasingly difficult to maneuver within the fixed income markets. The Fund began the calendar year with great strength, outperforming most of its competitors, only to relinquish some of that lead as the first quarter came to a close. As the second quarter began, the Fund was managed more defensively-- due to our concerns of rising interest rates-- and moved back near the top of the performance rankings. We purchased a block of high-yielding bonds in August, which we anticipate will contribute to both income and total return. For the twelve-month period ended September 30, 1997, the Fund's class Y shares ranked in the top 5%, number 2 out of 37 North Carolina municipal debt funds tracked by Lipper Analytical Services, an independent mutual fund rating company. (2) Class A shares ranked in the top 11%, number 4 out of 37 North Carolina municipal debt funds tracked by Lipper.


(Photo of Richard K. Marrone)

RICHARD K. MARRONE
VICE PRESIDENT,
SENIOR FIXED INCOME
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

                              GROWTH OF INVESTMENT

Evergreen North Carolina Municipal Bond Fund
Comparison of a $10,000 investment in Evergreen North Carolina Municipal Bond Fund, Class A shares, versus a similar investment in the Lehman Brothers State General Oglibation Bond Index (LBSGOBI) and the Consumer Price Index (CPI).

(A chart appears here with the following plot points.)

In Thousands

                  1/93    8/93    8/94    8/95    8/96     8/97
Class A Shares   9,525  10,300   9,926  10,822  11,386  $12,423
CPI             10,000  10,205  10,500  10,775  11,085  $11,331
LBSGOBI         10,000  10,893  10,921  11,897  12,475  $13,529

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in different classes. The Lehman Brothers State General Obligation Bond Index is an unmanaged market index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through August 31, 1997.


PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------
Total Net Assets:               $60,355,046
Average Credit Quality:         A+
Average Maturity:               21.26 years
Average Duration:               9.5 years

                             PORTFOLIO COMPOSITION
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)


(A pie chart appears here with the following plot points.)

Housing                       20.1%
Escrow                        13.7%
Lease                         10.5%
Industrial Development        10.5%
Education                      9.3%
Utility                        8.6%
Hospital                       8.2%
Other                          6.9%
Health                         6.6%
Residential Care               5.6%



                               PORTFOLIO QUALITY
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(A pie chart appears here with the following plot points.)

A                      27.7%
AA                     19.0%
AAA                    27.0%
BBB                    19.5%
NR                      6.8%

(2) THE RANKINGS ARE BASED ON TOTAL RETURN AND DO NOT INCLUDE THE EFFECT OF A SALES CHARGE.

(logo)
                                    EVERGREEN
                        SOUTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                FUND AT A GLANCE
                             As of August 31, 1997

PERFORMANCE
----------------------------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUALIZED
                                   1 YEAR                    TOTAL RETURN(1)
                        ----------------------------    -----------------------        CUMULATIVE
SHARE     INCEPTION     WITHOUT SALES    WITH SALES                    SINCE         TOTAL RETURN (1)      12-MONTH
CLASS        DATE          CHARGE          CHARGE        3 YEARS     INCEPTION      SINCE INCEPTION      DISTRIBUTION
----------------------------------------------------------------------------------------------------------------------
  A         1/3/94          9.33%           4.14%         7.05%        4.06%             15.70%              $0.49
  B         1/3/94          8.52%           3.52%         7.12%        3.99%             15.41%              $0.42
  Y        2/28/94          9.60%            --           9.07%        6.62%             25.25%              $0.52
----------------------------------------------------------------------------------------------------------------------

(1) Adjusted for maximum sales charge.

CURRENT STRATEGY
--------------------------------------------------------------------------------
              We continue to emphasize an income-oriented approach for the Fund. We replaced older, lower-yielding bonds with higher-yielding securities as opportunities became available. During the Fund's fiscal year, the BOND BUYER 20 BOND INDEX declined from 5.86% to 5.45%. Despite this decline, as the year progressed we sold approximately $7 million worth of bonds yielding 5.83%, while buying $9.5 million in bonds yielding 6.08%. By continuing to structure our portfolio with higher yielding issues, a substantial portion of the total return in the portfolio is produced by higher income. In an ongoing effort to ensure credit quality and increase total return, our municipal credit analysts continue to monitor existing holdings and screen potential new acquisitions. For the twelve-month period ended September 30, 1997, the Fund's class Y and class A shares ranked number 2 and 3, respectively, out of 16 South Carolina municipal debt funds tracked by Lipper Analytical Services, an independent mutual fund rating company.(2)

(Photo of
Robert S. Drye)

ROBERT S. DRYE
VICE PRESIDENT,
FIXED INCOME
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

                              GROWTH OF INVESTMENT

Evergreen South Carolina Municipal Bond Fund
Comparison of a $10,000 investment in Evergreen South Carolina Municipal Bond Fund, Class A shares, versus a similar investment in the Lehman Brothers South Carolina Municipal Bond Index (LBSCMBI) and the Consumer Price Index (CPI).

(A chart appears here with the following plot points.)

In Thousands

                  1/94    8/94    8/95    8/96     8/97
Class A Shares   9,525   8,984   9,962  10,583  $11,570
CPI             10,000  10,219  10,487  10,788  $11,028
LBSCMBI         10,000   9,654  10,568  11,081  $12,076

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in different classes. The Lehman Brothers South Carolina
Municipal Bond Index is an unmanaged market index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through August 31, 1997.

PORTFOLIO CHARACTERISTICS
----------------------------------------------------------------
Total Net Assets:                $12,770,530
Average Credit Quality:          AA
Average Maturity:                22.20 years
Average Duration:                10.31 years

                             PORTFOLIO COMPOSITION
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(A pie chart appears here with the following plot points.)

Health Care                        30.9%
Housing                            24.1%
Public Facilities                  13.7%
Industrial Revenue Bonds            9.7%
Utilities                           6.4%
Education                           5.9%
Transportation                      3.9%
General Obligation                  2.9%
Other                               2.5%

                               PORTFOLIO QUALITY
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(A pie chart appears here with the following plot points.)

A                      13.1%
AA                     28.5%
AAA                    32.8%
BBB                    12.8%
NR                     12.8%

(2) THE RANKINGS ARE BASED ON TOTAL RETURN AND DO NOT INCLUDE THE EFFECT OF A SALES CHARGE.

                                                                          (logo)
                                    EVERGREEN
                           VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                FUND AT A GLANCE
                             As of August 31, 1997

PERFORMANCE
----------------------------------------------------------------------------------------------------------------------

                                                          AVERAGE ANNUALIZED
                                   1 YEAR                    TOTAL RETURN(1)
                        ----------------------------    -----------------------     CUMULATIVE TOTAL
SHARE     INCEPTION     WITHOUT SALES    WITH SALES                    SINCE         RETURN(1) SINCE         12-MONTH
CLASS        DATE          CHARGE          CHARGE        3 YEARS     INCEPTION         INCEPTION         DISTRIBUTION
----------------------------------------------------------------------------------------------------------------------
  A         7/2/93          9.05%           3.87%         6.08%        3.90%             17.25%              $0.50
  B         7/2/93          8.24%           3.24%         6.14%        3.98%             17.71%              $0.41
  Y        2/28/94          9.32%            --           8.08%        6.06%             22.93%              $0.51
----------------------------------------------------------------------------------------------------------------------

(1) Adjusted for maximum sales charge.

CURRENT STRATEGY
--------------------------------------------------------------------------------
              For the twelve months ended September 30, 1997, the Fund's class Y and class A shares ranked number 6 and 8, respectively, out of 32 Virginia municipal debt funds tracked by Lipper Analytical Services, an independent mutual fund rating company. (2) During the course of the fiscal year, we continued to emphasize an income-oriented approach. In doing so, we maintained a higher-coupon structure which allows our funds to provide tax-free income and in the long term, produce a strong total return with reduced volatility. A substantial portion of the total return of the Fund is produced by the portfolio's higher coupon structure. To ensure credit quality and increase total return, our municipal credit analysts work in conjunction with portfolio managers to carefully monitor existing holdings and seek out new investment opportunities.

(Photo of
Charles E. Jeanne)

CHARLES E. JEANNE
ASSISTANT VICE PRESIDENT,
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

                              GROWTH OF INVESTMENT

Evergreen Virginia Municipal Bond Fund
Comparison of a $10,000 investment in Evergreen South Carolina Municipal Bond Fund, Class A shares, versus a similar investment in the Lehman Brothers Virginia Municipal Bond Index (LBVMBI) and the Consumer Price Index (CPI).

(A chart appears here with the following plot points.)

In Thousands

                  7/93    8/93    8/94    8/95    8/96     8/97
Class A Shares   9,525   9,675   9,355  10,228  10,752  $11,725
CPI             10,000  10,028  10,318  10,589  10,893  $11,113
LBVMBI          10,000  10,189  10,241  11,151  11,665  $12,695

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in different classes. The Lehman Brothers Virginia Municipal Bond Index is an unmanaged market index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through August 31, 1997.

PORTFOLIO CHARACTERISTICS
----------------------------------------------------------------
Total Net Assets:                $15,824,821
Average Credit Quality:          AA
Average Maturity:                20.56 years
Average Duration:                10.96 years

                             PORTFOLIO COMPOSITION
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(A pie chart appears here with the following plot points.)

Housing                        24.9%
Lease                          14.8%
Other                          12.9%
Industrial Development          9.5%
Hospital                        7.6%
Transportation                  7.5%
Residential Care                7.2%
Public Facilities               6.4%
General Obligation Local        4.6%
Education                       4.6%

                               PORTFOLIO QUALITY
                     (AS A PERCENTAGE OF PORTFOLIO ASSETS)

(A pie chart appears here with the following plot points.)

A                      27.7%
AA                     32.7%
AAA                    19.5%
BBB                     3.7%
NR                     16.4%

(2) THE RANKINGS ARE BASED ON TOTAL RETURN AND DO NOT INCLUDE THE EFFECT OF A SALES CHARGE.

(logo)
                                    EVERGREEN
                     FLORIDA HIGH INCOME MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                            YEAR ENDED AUGUST 31,       FOUR MONTHS        YEAR ENDED APRIL 30,
                                           -----------------------         ENDED          -----------------------
                                             1997           1996      AUGUST 31, 1995*     1995            1994
-----------------------------------------------------------------------------------------------------------------
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR.......   $  10.42        $ 10.40        $  10.16        $ 10.08         $ 10.36
                                           --------        -------         -------        -------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................       0.62           0.63            0.21           0.65            0.68
Net realized and unrealized gain (loss)
  on investments........................       0.47           0.02            0.24           0.08           (0.26)
                                           --------        -------         -------        -------         -------
Total from investment operations........       1.09           0.65            0.45           0.73            0.42
                                           --------        -------         -------        -------         -------
LESS DISTRIBUTIONS FROM:
Net investment income...................      (0.62)         (0.63)          (0.21)         (0.65)          (0.68)
Net realized gains on investments.......          0              0               0              0           (0.02)
                                           --------        -------         -------        -------         -------
Total distributions.....................      (0.62)         (0.63)          (0.21)         (0.65)          (0.70)
                                           --------        -------         -------        -------         -------
NET ASSET VALUE END OF YEAR.............   $  10.89        $ 10.42        $  10.40        $ 10.16         $ 10.08
                                           --------        -------         -------        -------         -------
TOTAL RETURN (B)........................      10.77%          6.42%           4.43%          7.56%           3.94%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses........................       0.88%          0.85%           1.07%(a)       0.60%           0.14%
  Total expenses excluding indirectly
    paid expenses.......................       0.87%            --              --             --              --
  Total expenses excluding waivers and
    reimbursements......................       1.12%          1.15%           1.42%(a)       1.26%           1.12%
  Net investment income.................       5.86%          6.02%           5.92%(a)       6.52%           6.16%
Portfolio turnover rate.................         32%            42%             14%            28%             31%
NET ASSETS END OF YEAR (THOUSANDS)......   $119,942        $76,267        $ 59,551        $65,043         $72,683

                                           JUNE 17, 1992
                                              THROUGH
                                           APRIL 30, 1993
----------------------------------------
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR.......      $  10.00
                                               -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...................          0.61
Net realized and unrealized gain (loss)
  on investments........................          0.39
                                               -------
Total from investment operations........          1.00
                                               -------
LESS DISTRIBUTIONS FROM:
Net investment income...................         (0.61)
Net realized gains on investments.......         (0.03)
                                               -------
Total distributions.....................         (0.64)
                                               -------
NET ASSET VALUE END OF YEAR.............      $  10.36
                                               -------
TOTAL RETURN (B)........................         10.33%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses........................          0.00%(a)
  Total expenses excluding indirectly
    paid expenses.......................            --
  Total expenses excluding waivers and
    reimbursements......................          1.12%(a)
  Net investment income.................          5.92%(a)
Portfolio turnover rate.................            50%
NET ASSETS END OF YEAR (THOUSANDS)......      $ 33,541

* The Fund changed its fiscal year end from April 30 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                                                                                                                 JULY 10, 1995
                                                                                                                (COMMENCEMENT OF
                                                                                                                     CLASS
                                                                                   YEAR ENDED AUGUST 31,          OPERATIONS)
                                                                                  -----------------------           THROUGH
                                                                                   1997            1996         AUGUST 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
NET ASSET VALUE BEGINNING OF YEAR..............................................   $ 10.42         $ 10.40            $10.41
                                                                                  -------         -------            ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................................................      0.54            0.55              0.08
Net realized and unrealized gain (loss) on investments.........................      0.47            0.02             (0.01)
                                                                                  -------         -------            ------
Total from investment operations...............................................      1.01            0.57              0.07
Less distributions from net investment income..................................     (0.54)          (0.55)            (0.08)
                                                                                  -------         -------            ------
NET ASSET VALUE END OF YEAR....................................................   $ 10.89         $ 10.42            $10.40
                                                                                  -------         -------            ------
TOTAL RETURN (B)...............................................................      9.95%           5.63%             0.64%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...............................................................      1.63%           1.59%             1.09%(a)
  Total expenses excluding indirectly paid expenses............................      1.63%             --                --
  Total expenses excluding waivers and reimbursements..........................      1.87%           1.89%               --
  Net investment income........................................................      5.09%           5.27%             3.40%(a)
Portfolio turnover rate........................................................        32%             42%               14%
NET ASSETS END OF YEAR (THOUSANDS).............................................   $63,475         $19,219            $3,137

(a) Annualized.
(b) Excluding applicable sales charges.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                                                          (logo)
                                    EVERGREEN
                     FLORIDA HIGH INCOME MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                              SEPTEMBER 20, 1995
                                                                                                               (COMMENCEMENT OF
                                                                                                              CLASS OPERATIONS)
                                                                                          YEAR ENDED               THROUGH
                                                                                        AUGUST 31, 1997        AUGUST 31, 1996
--------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR....................................................       $ 10.42                 $10.48
                                                                                        ---------------             ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income................................................................          0.65                   0.63
Net realized and unrealized gain (loss) on investments...............................          0.47                  (0.06)
                                                                                        ---------------             ------
Total from investment operations.....................................................          1.12                   0.57
Less distributions from net investment income........................................         (0.65)                 (0.63)
                                                                                        ---------------             ------
NET ASSET VALUE END OF YEAR..........................................................       $ 10.89                 $10.42
                                                                                        ---------------             ------
TOTAL RETURN.........................................................................         11.04%                  5.54%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.....................................................................          0.63%                  0.59%(a)
  Total expenses excluding indirectly paid expenses..................................          0.63%                    --
  Total expenses excluding waivers and reimbursements................................          0.87%                  0.89%(a)
  Net investment income..............................................................          6.08%                  6.27%(a)
Portfolio turnover rate..............................................................            32%                    42%
NET ASSETS END OF YEAR (THOUSANDS)...................................................       $ 6,326                 $1,970

(a) Annualized.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

(logo)
                                    EVERGREEN
                           FLORIDA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                               YEAR ENDED
                                                               AUGUST 31,             FOUR MONTHS           YEAR ENDED APRIL 30,
                                                          --------------------           ENDED            -------------------------
                                                            1997        1996      AUGUST 31, 1995 (C)*    1995(C)          1994(C)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR......................   $   9.70    $   9.74          $   9.61          $   9.52         $   9.95
                                                          --------    --------          --------          --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................................       0.51        0.54              0.19              0.54             0.56
Net realized and unrealized gain (loss) on
  investments..........................................       0.35       (0.04)             0.22              0.11            (0.36)
                                                          --------    --------          --------          --------         --------
Total from investment operations.......................       0.86        0.50              0.41              0.65             0.20
                                                          --------    --------          --------          --------         --------
LESS DISTRIBUTIONS FROM:
Net investment income..................................      (0.52)      (0.54)            (0.19)            (0.54)           (0.56)
Distributions in excess of net investment income.......          0           0             (0.03)                0                0
Net realized gains on investments......................      (0.06)          0             (0.06)            (0.02)           (0.07)
Paid-in capital........................................          0           0                 0                 0                0
                                                          --------    --------          --------          --------         --------
Total distributions....................................      (0.58)      (0.54)            (0.28)            (0.56)           (0.63)
                                                          --------    --------          --------          --------         --------
NET ASSET VALUE END OF YEAR............................   $   9.98    $   9.70          $   9.74          $   9.61         $   9.52
                                                          --------    --------          --------          --------         --------
TOTAL RETURN (B).......................................       9.06%       5.15%             4.20%             7.05%            1.87%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.......................................       0.74%       0.63%             0.82%(a)          0.61%            0.56%
  Total expenses excluding indirectly paid expenses....       0.74%         --                --                --               --
  Total expenses excluding waivers and reimbursements..       0.91%       0.95%             1.05%(a)            --               --
  Net investment income................................       5.22%       5.46%             4.89%(a)          5.73%            5.37%
Portfolio turnover rate................................         41%         30%               29%               53%              32%
NET ASSETS END OF YEAR (THOUSANDS).....................   $105,673    $115,723          $136,449          $168,542         $199,612

                                                                                                                    MAY 11, 1988
                                                                                                                  (COMMENCEMENT OF
                                                                                                                       CLASS
                                                                                                                    OPERATIONS)
                                                                               YEAR ENDED APRIL 30,                   THROUGH
                                                                    ------------------------------------------       APRIL 30,
                                                                    1993(C)     1992(C)     1991(C)    1990(C)        1989(C)
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (continued)
NET ASSET VALUE BEGINNING OF YEAR................................   $   9.35    $   9.21    $  8.80    $ 9.09          $ 8.82
                                                                    --------    --------    -------    -------         ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................................       0.56        0.61       0.66      0.58            0.47
Net realized and unrealized gain (loss) on investments...........       0.67        0.22       0.43     (0.24)           0.22
                                                                    --------    --------    -------    -------         ------
Total from investment operations.................................       1.23        0.83       1.09      0.34            0.69
                                                                    --------    --------    -------    -------         ------
LESS DISTRIBUTIONS FROM:
Net investment income............................................      (0.56)      (0.61)     (0.68)    (0.59)          (0.42)
Distributions in excess of net investment income.................          0           0          0         0               0
Net realized gains on investments................................      (0.07)      (0.04)         0     (0.04)              0
Paid-in capital..................................................          0       (0.04)         0         0               0
                                                                    --------    --------    -------    -------         ------
Total distributions..............................................      (0.63)      (0.69)     (0.68)    (0.63)          (0.42)
                                                                    --------    --------    -------    -------         ------
NET ASSET VALUE END OF YEAR......................................   $   9.95    $   9.35    $  9.21    $ 8.80          $ 9.09
                                                                    --------    --------    -------    -------         ------
TOTAL RETURN (B).................................................      13.63%       9.30%     12.87%     3.74%           9.16%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.................................................       0.58%       0.41%      0.10%     0.10%           0.30%(a)
  Total expenses excluding indirectly paid expenses..............         --          --         --        --              --
  Total expenses excluding waivers and reimbursements............         --        0.68%      0.88%     5.14%          20.40%(a)
  Net investment income..........................................       5.66%       6.12%      6.55%     6.15%           5.30%(a)
Portfolio turnover rate..........................................         24%         24%        66%       82%             30%
NET ASSETS END OF YEAR (THOUSANDS)...............................   $198,286    $147,996    $75,791    $7,286          $  717

* The Fund changed its fiscal year end from April 30 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.
(c) On June 30, 1995, ABT Florida Tax-Free Fund sold substantially all of its net assets to Evergreen Florida Municipal Bond Fund. As ABT Florida Tax-Free Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for periods prior to June 30, 1995 have been carried forward in these financial highlights.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                                                          (logo)
                                    EVERGREEN
                           FLORIDA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                                 JUNE 30, 1995
                                                                                                                (COMMENCEMENT OF
                                                                                                                     CLASS
                                                                                      YEAR ENDED AUGUST 31,       OPERATIONS)
                                                                                     -----------------------        THROUGH
                                                                                      1997            1996      AUGUST 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
NET ASSET VALUE BEGINNING OF YEAR.................................................   $  9.70         $  9.74        $   9.67
                                                                                     -------         -------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................................................      0.42            0.44            0.07
Net realized and unrealized gain (loss) on investments............................      0.35           (0.04)           0.10
                                                                                     -------         -------         -------
Total from investment operations..................................................      0.77            0.40            0.17
                                                                                     -------         -------         -------
LESS DISTRIBUTIONS FROM:
Net investment income.............................................................     (0.43)          (0.44)          (0.07)
Net realized gains on investments.................................................     (0.06)              0           (0.03)
                                                                                     -------         -------         -------
Total distributions...............................................................     (0.49)          (0.44)          (0.10)
                                                                                     -------         -------         -------
NET ASSET VALUE END OF YEAR.......................................................   $  9.98         $  9.70        $   9.74
                                                                                     -------         -------         -------
TOTAL RETURN (B)..................................................................      8.06%           4.17%           1.49%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses..................................................................      1.66%           1.56%           1.44%(a)
  Total expenses excluding indirectly paid expenses...............................      1.66%             --              --
  Total expenses excluding waivers and reimbursements.............................      1.84%           1.76%           1.64%(a)
  Net investment income...........................................................      4.29%           4.52%           3.22%(a)
Portfolio turnover rate...........................................................        41%             30%             29%
NET ASSETS END OF YEAR (THOUSANDS)................................................   $31,281         $28,849        $ 27,351

(a) Annualized.
(b) Excluding applicable sales charges.

                                                                                                                 JUNE 30, 1995
                                                                                                                (COMMENCEMENT OF
                                                                                                                     CLASS
                                                                                      YEAR ENDED AUGUST 31,       OPERATIONS)
                                                                                     -----------------------        THROUGH
                                                                                      1997            1996      AUGUST 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR.................................................   $  9.70         $  9.74         $ 9.67
                                                                                     -------         -------         ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................................................      0.52            0.53           0.09
Net realized and unrealized gain (loss) on investments............................      0.35           (0.03)          0.10
                                                                                     -------         -------         ------
Total from investment operations..................................................      0.87            0.50           0.19
                                                                                     -------         -------         ------
LESS DISTRIBUTIONS FROM:
Net investment income.............................................................     (0.53)          (0.54)         (0.09)
Net realized gains on investments.................................................     (0.06)              0          (0.03)
                                                                                     -------         -------         ------
Total distributions...............................................................     (0.59)          (0.54)         (0.12)
                                                                                     -------         -------         ------
NET ASSET VALUE END OF YEAR.......................................................   $  9.98         $  9.70         $ 9.74
                                                                                     -------         -------         ------
TOTAL RETURN......................................................................      9.14%           5.22%          1.67%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses..................................................................      0.67%           0.57%          0.59%(a)
  Total expenses excluding indirectly paid expenses...............................      0.67%             --             --
  Total expenses excluding waivers and reimbursements.............................      0.84%           0.77%          0.79%(a)
  Net investment income...........................................................      5.27%           5.55%          4.93%(a)
Portfolio turnover rate...........................................................        41%             30%            29%
NET ASSETS END OF YEAR (THOUSANDS)................................................   $24,850         $12,259         $3,602

(a) Annualized.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

(logo)
                                    EVERGREEN
                           GEORGIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                                   JULY 2, 1993
                                                                                                                 (COMMENCEMENT OF
                                                                                                                      CLASS
                                                       YEAR ENDED                                                  OPERATIONS)
                                                       AUGUST 31,         EIGHT MONTHS                               THROUGH
                                                    ----------------         ENDED             YEAR ENDED          DECEMBER 31,
                                                     1997      1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR................   $ 9.57    $ 9.47         $ 8.74              $ 10.19              $10.00
                                                    ------    ------         ------               ------              ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................     0.49      0.48           0.33                 0.48                0.20
Net realized and unrealized gain (loss) on
  investments....................................     0.33      0.10           0.73                (1.45)               0.19
                                                    ------    ------         ------               ------              ------
Total from investment operations.................     0.82      0.58           1.06                (0.97)               0.39
                                                    ------    ------         ------               ------              ------
Less distributions from net investment income....    (0.49)    (0.48)         (0.33)               (0.48)              (0.20)
                                                    ------    ------         ------               ------              ------
NET ASSET VALUE END OF YEAR......................   $ 9.90    $ 9.57         $ 9.47              $  8.74              $10.19
                                                    ------    ------         ------               ------              ------
TOTAL RETURN (B).................................     8.73%     6.22%         12.28%               (9.64%)              3.96%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.................................     0.94%     0.88%          0.71%(a)             0.53%               0.25%(a)
  Total expenses excluding indirectly paid
    expenses.....................................     0.94%       --             --                   --                  --
  Total expenses excluding waivers and
    reimbursements...............................     1.83%     2.82%          2.83%(a)             3.61%               6.82%(a)
  Net investment income..........................     5.00%     4.96%          5.39%(a)             5.26%               4.71%(a)
Portfolio turnover rate..........................       32%       21%            91%                 147%                 15%
NET ASSETS END OF YEAR (THOUSANDS)...............   $2,201    $1,954         $2,098              $ 1,387              $  817

* The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                                                                                                                   JULY 2, 1993
                                                                                                                 (COMMENCEMENT OF
                                                                                                                      CLASS
                                                      YEAR ENDED                                                   OPERATIONS)
                                                      AUGUST 31,          EIGHT MONTHS                               THROUGH
                                                   -----------------         ENDED             YEAR ENDED          DECEMBER 31,
                                                    1997       1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
NET ASSET VALUE BEGINNING OF YEAR...............   $  9.57    $ 9.47         $ 8.74              $ 10.19              $10.00
                                                   -------    ------         ------               ------              ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...........................      0.41      0.41           0.28                 0.43                0.18
Net realized and unrealized gain (loss) on
  investments...................................      0.33      0.10           0.73                (1.45)               0.19
                                                   -------    ------         ------               ------              ------
Total from investment operations................      0.74      0.51           1.01                (1.02)               0.37
                                                   -------    ------         ------               ------              ------
Less distributions from net investment income...     (0.41)    (0.41)         (0.28)               (0.43)              (0.18)
                                                   -------    ------         ------               ------              ------
NET ASSET VALUE END OF YEAR.....................   $  9.90    $ 9.57         $ 9.47              $  8.74              $10.19
                                                   -------    ------         ------               ------              ------
TOTAL RETURN (B)................................      7.93%     5.44%         11.72%              (10.15%)              3.74%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses................................      1.69%     1.63%          1.46%(a)             1.13%               0.75%(a)
  Total expenses excluding indirectly paid
    expenses....................................      1.69%       --             --                   --                  --
  Total expenses excluding waivers and
    reimbursements..............................      2.58%     3.54%          3.58%(a)             4.21%               7.32%(a)
  Net investment income.........................      4.25%     4.21%          4.64%(a)             4.66%               4.15%(a)
Portfolio turnover rate.........................        32%       21%            91%                 147%                 15%
NET ASSETS END OF YEAR (THOUSANDS)..............   $10,870    $9,271         $7,538              $ 6,912              $3,692

* The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                                                          (logo)
                                    EVERGREEN
                           GEORGIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                                  FEBRUARY 28,
                                                                                                                      1994
                                                                                                                (COMMENCEMENT OF
                                                                                                                     CLASS
                                                                           YEAR ENDED                             OPERATIONS)
                                                                           AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                        ----------------         ENDED            DECEMBER 31,
                                                                         1997      1996     AUGUST 31, 1995*          1994
--------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR....................................   $ 9.57    $ 9.47         $ 8.74              $ 9.83
                                                                        ------    ------         ------              ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income................................................     0.51      0.50           0.35                0.42
Net realized and unrealized gain (loss) on investments...............     0.33      0.10           0.73               (1.09)
                                                                        ------    ------         ------              ------
Total from investment operations.....................................     0.84      0.60           1.08               (0.67)
                                                                        ------    ------         ------              ------
Less distributions from net investment income........................    (0.51)    (0.50)         (0.35)              (0.42)
                                                                        ------    ------         ------              ------
NET ASSET VALUE END OF YEAR..........................................   $ 9.90    $ 9.57         $ 9.47              $ 8.74
                                                                        ------    ------         ------              ------
TOTAL RETURN.........................................................     9.00%     6.48%         12.47%              (6.86%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.....................................................     0.69%     0.63%          0.46%(a)            0.31%(a)
  Total expenses excluding indirectly paid expenses..................     0.69%       --             --                  --
  Total expenses excluding waivers and reimbursements................     1.58%     2.51%          2.58%(a)            3.39%(a)
  Net investment income..............................................     5.25%     5.21%          5.64%(a)            5.68%(a)
Portfolio turnover rate..............................................       32%       21%            91%                147%
NET ASSETS END OF YEAR (THOUSANDS)...................................   $1,180    $1,620         $1,339              $  284

* The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

(logo)
                                    EVERGREEN
                        NORTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                                 JANUARY 11, 1993
                                                                                                                 (COMMENCEMENT OF
                                                                                                                      CLASS
                                                    YEAR ENDED                                                     OPERATIONS)
                                                    AUGUST 31,            EIGHT MONTHS                               THROUGH
                                              ----------------------         ENDED             YEAR ENDED          DECEMBER 31,
                                               1997            1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR..........   $ 9.98          $ 9.95         $ 9.16              $ 10.61             $  10.00
                                              ------          ------         ------               ------              -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income......................     0.49            0.49           0.33                 0.49                 0.46
Net realized and unrealized gain (loss) on
  investments..............................     0.40            0.02           0.79                (1.45)                0.64
                                              ------          ------         ------               ------              -------
Total from investment operations...........     0.89            0.51           1.12                (0.96)                1.10
                                              ------          ------         ------               ------              -------
LESS DISTRIBUTIONS FROM:
Net investment income......................    (0.50)          (0.48)         (0.33)               (0.49)               (0.46)
Net realized gains on investments..........        0               0              0                    0                (0.03)
                                              ------          ------         ------               ------              -------
Total distributions........................    (0.50)          (0.48)         (0.33)               (0.49)               (0.49)
                                              ------          ------         ------               ------              -------
NET ASSET VALUE END OF YEAR................   $10.37          $ 9.98         $ 9.95              $  9.16             $  10.61
                                              ------          ------         ------               ------              -------
TOTAL RETURN (B)...........................     9.11%           5.21%         12.34%               (9.12%)              11.28%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses...........................     1.11%           1.08%          0.92%(a)             0.79%                0.32%(a)
  Total expenses excluding indirectly paid
    expenses...............................     1.11%             --             --                   --                   --
  Total expenses excluding waivers and
    reimbursements.........................     1.11%           1.35%          1.27%(a)             1.18%                1.25%(a)
  Net investment income....................     4.77%           4.81%          5.09%(a)             5.11%                4.91%(a)
Portfolio turnover rate....................       50%             86%           117%                 126%                  57%
NET ASSETS END OF YEAR (THOUSANDS).........   $8,115          $7,989         $8,279              $ 7,979             $ 12,739

* The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                                                                                                                 JANUARY 11, 1993
                                                                                                                 (COMMENCEMENT OF
                                                                                                                      CLASS
                                                   YEAR ENDED                                                      OPERATIONS)
                                                   AUGUST 31,             EIGHT MONTHS                               THROUGH
                                            ------------------------         ENDED             YEAR ENDED          DECEMBER 31,
                                             1997             1996      AUGUST 31, 1995*    DECEMBER 31, 1994          1993
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
NET ASSET VALUE BEGINNING OF YEAR........   $  9.98          $  9.95        $   9.16             $ 10.61             $  10.00
                                            -------          -------         -------             -------              -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income....................      0.41             0.42            0.28                0.44                 0.42
Net realized and unrealized gain (loss)
  on investments.........................      0.40             0.02            0.79               (1.45)                0.64
                                            -------          -------         -------             -------              -------
Total from investment operations.........      0.81             0.44            1.07               (1.01)                1.06
                                            -------          -------         -------             -------              -------
LESS DISTRIBUTIONS FROM:
Net investment income....................     (0.42)           (0.41)          (0.28)              (0.44)               (0.42)
Net realized gains on investments........         0                0               0                   0                (0.03)
                                            -------          -------         -------             -------              -------
Total distributions......................     (0.42)           (0.41)          (0.28)              (0.44)               (0.45)
                                            -------          -------         -------             -------              -------
NET ASSET VALUE END OF YEAR..............   $ 10.37          $  9.98        $   9.95             $  9.16             $  10.61
                                            -------          -------         -------             -------              -------
TOTAL RETURN (B).........................      8.30%            4.42%          11.78%              (9.64%)              10.80%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.........................      1.86%            1.83%           1.67%(a)            1.37%                0.79%(a)
  Total expenses excluding indirectly
    paid expenses........................      1.86%              --              --                  --                   --
  Total expenses excluding waivers and
    reimbursements.......................      1.86%            2.10%           2.02%(a)            1.76%                1.74%(a)
  Net investment income..................      4.02%            4.06%           4.34%(a)            4.53%                4.47%(a)
Portfolio turnover rate..................        50%              86%            117%                126%                  57%
NET ASSETS END OF YEAR (THOUSANDS).......   $48,198          $49,382        $ 49,040             $44,616             $ 45,168

* The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                                                         (logo)

                                    EVERGREEN
                        NORTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                                  FEBRUARY 28,
                                                                                                                      1994
                                                                                                                (COMMENCEMENT OF
                                                                                                                     CLASS
                                                                           YEAR ENDED                             OPERATIONS)
                                                                           AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                        ----------------         ENDED            DECEMBER 31,
                                                                         1997      1996     AUGUST 31, 1995*          1994
--------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR....................................   $ 9.98    $ 9.95         $ 9.16              $10.31
                                                                        ------    ------         ------              ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income................................................     0.51      0.51           0.35                0.43
Net realized and unrealized gain (loss) on investments...............     0.41      0.03           0.79               (1.15)
                                                                        ------    ------         ------              ------
Total from investment operations.....................................     0.92      0.54           1.14               (0.72)
                                                                        ------    ------         ------              ------
Less distributions from net investment income........................    (0.53)    (0.51)         (0.35)              (0.43)
                                                                        ------    ------         ------              ------
NET ASSET VALUE END OF YEAR..........................................   $10.37    $ 9.98         $ 9.95              $ 9.16
                                                                        ------    ------         ------              ------
TOTAL RETURN.........................................................     9.39%     5.47%         12.52%              (7.01%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.....................................................     0.86%     0.84%          0.67%(a)            0.59%(a)
  Total expenses excluding indirectly paid expenses..................     0.86%       --             --                  --
  Total expenses excluding waivers and reimbursements................     0.86%     1.07%          1.02%(a)            0.98%(a)
  Net investment income..............................................     5.02%     5.05%          5.34%(a)            5.58%(a)
Portfolio turnover rate..............................................       50%       86%           117%                126%
NET ASSETS END OF YEAR (THOUSANDS)...................................   $4,042    $3,771         $1,006              $  642

* The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

(logo)
                                    EVERGREEN
                        SOUTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                                JANUARY 3, 1994
                                                                                                                (COMMENCEMENT OF
                                                                                                                     CLASS
                                                                           YEAR ENDED                             OPERATIONS)
                                                                           AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                         ---------------         ENDED            DECEMBER 31,
                                                                          1997     1996     AUGUST 31, 1995*          1994
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR.....................................   $ 9.69    $9.59         $ 8.62              $10.00
                                                                         ------    -----         ------              ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................................................     0.48     0.49           0.34                0.46
Net realized and unrealized gain (loss) on investments................     0.40     0.10           0.97               (1.38)
                                                                         ------    -----         ------              ------
Total from investment operations......................................     0.88     0.59           1.31               (0.92)
                                                                         ------    -----         ------              ------
LESS DISTRIBUTIONS FROM:
Net investment income.................................................    (0.48)   (0.49)         (0.34)              (0.46)
Net realized gains on investments.....................................    (0.01)       0              0                   0
                                                                         ------    -----         ------              ------
Total distributions...................................................    (0.49)   (0.49)         (0.34)              (0.46)
                                                                         ------    -----         ------              ------
NET ASSET VALUE END OF YEAR...........................................   $10.08    $9.69         $ 9.59              $ 8.62
                                                                         ------    -----         ------              ------
TOTAL RETURN (B)......................................................     9.33%    6.23%         15.35%              (9.32%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses......................................................     0.98%    0.86%          0.53%(a)            0.25%(a)
  Total expenses excluding indirectly paid expenses...................     0.98%      --             --                  --
  Total expenses excluding waivers and reimbursements.................     2.16%    4.00%          6.50%(a)           10.71%(a)
  Net investment income...............................................     4.87%    4.98%          5.41%(a)            5.57%(a)
Portfolio turnover rate...............................................       62%      37%            66%                 23%
NET ASSETS END OF YEAR (THOUSANDS)....................................   $1,025    $ 841         $  610              $  312

*  The Fund changed its fiscal year end from December 31 to August 31.
(a)  Annualized.
(b) Excluding applicable sales charges.

                                                                                                                JANUARY 3, 1994
                                                                                                                (COMMENCEMENT OF
                                                                                                                     CLASS
                                                                           YEAR ENDED                             OPERATIONS)
                                                                           AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                        ----------------         ENDED            DECEMBER 31,
                                                                         1997      1996     AUGUST 31, 1995*          1994
--------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
NET ASSET VALUE BEGINNING OF YEAR....................................   $ 9.69    $ 9.59         $ 8.62              $10.00
                                                                        ------    ------         ------              ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income................................................     0.41      0.41           0.29                0.41
Net realized and unrealized gain (loss) on investments...............     0.40      0.10           0.97               (1.38)
                                                                        ------    ------         ------              ------
Total from investment operations.....................................     0.81      0.51           1.26               (0.97)
                                                                        ------    ------         ------              ------
LESS DISTRIBUTIONS FROM:
Net investment income................................................    (0.41)    (0.41)         (0.29)              (0.41)
Net realized gains on investments....................................    (0.01)        0              0                   0
                                                                        ------    ------         ------              ------
Total distributions..................................................    (0.42)    (0.41)         (0.29)              (0.41)
                                                                        ------    ------         ------              ------
NET ASSET VALUE END OF YEAR..........................................   $10.08    $ 9.69         $ 9.59              $ 8.62
                                                                        ------    ------         ------              ------
TOTAL RETURN (B).....................................................     8.52%     5.43%         14.77%              (9.83%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.....................................................     1.73%     1.61%          1.28%(a)            0.87%(a)
  Total expenses excluding indirectly paid expenses..................     1.73%       --             --                  --
  Total expenses excluding waivers and reimbursements................     2.91%     4.76%          7.25%(a)           11.33%(a)
  Net investment income..............................................     4.13%     4.23%          4.66%(a)            4.88%(a)
Portfolio turnover rate..............................................       62%       37%            66%                 23%
NET ASSETS END OF YEAR (THOUSANDS)...................................   $4,734    $4,282         $3,542              $2,456

*  The Fund changed its fiscal year end from December 31 to August 31.
(a)  Annualized.
(b) Excluding applicable sales charges.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                                                          (logo)
                                    EVERGREEN
                        SOUTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                                  FEBRUARY 28,
                                                                                                                      1994
                                                                                                                (COMMENCEMENT OF
                                                                                                                     CLASS
                                                                           YEAR ENDED                             OPERATIONS)
                                                                           AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                        ----------------         ENDED            DECEMBER 31,
                                                                         1997      1996     AUGUST 31, 1995*          1994
--------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR....................................   $ 9.69    $ 9.59         $ 8.62              $ 9.74
                                                                        ------    ------         ------              ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income................................................     0.51      0.51           0.35                0.43
Net realized and unrealized gain (loss) on investments...............     0.40      0.10           0.97               (1.12)
                                                                        ------    ------         ------              ------
Total from investment operations.....................................     0.91      0.61           1.32               (0.69)
                                                                        ------    ------         ------              ------
LESS DISTRIBUTIONS FROM:
Net investment income................................................    (0.51)    (0.51)         (0.35)              (0.43)
Net realized gains on investments....................................    (0.01)        0              0                   0
                                                                        ------    ------         ------              ------
Total distributions..................................................    (0.52)    (0.51)         (0.35)              (0.43)
                                                                        ------    ------         ------              ------
NET ASSET VALUE END OF YEAR..........................................   $10.08    $ 9.69         $ 9.59              $ 8.62
                                                                        ------    ------         ------              ------
TOTAL RETURN.........................................................     9.60%     6.49%         15.54%              (7.12%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.....................................................     0.73%     0.62%          0.28%(a)            0.00%(a)
  Total expenses excluding indirectly paid expenses..................     0.73%       --             --                  --
  Total expenses excluding waivers and reimbursements................     1.91%     3.70%          6.25%(a)           10.46%(a)
  Net investment income..............................................     5.12%     5.22%          5.66%(a)            5.92%(a)
Portfolio turnover rate..............................................       62%       37%            66%                 23%
NET ASSETS END OF YEAR (THOUSANDS)...................................   $7,012    $4,555         $1,673              $   92

*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

(logo)
                                    EVERGREEN
                           VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                                   JULY 2, 1993
                                                                                                                 (COMMENCEMENT OF
                                                                                                                      CLASS
                                                       YEAR ENDED                                                  OPERATIONS)
                                                       AUGUST 31,         EIGHT MONTHS                               THROUGH
                                                    ----------------         ENDED             YEAR ENDED          DECEMBER 31,
                                                     1997      1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
NET ASSET VALUE BEGINNING OF YEAR................   $ 9.68    $ 9.67         $ 8.85              $ 10.19              $10.00
                                                    ------    ------         ------               ------              ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................     0.50      0.48           0.33                 0.47                0.20
Net realized and unrealized gain (loss) on
  investments....................................     0.37      0.01           0.82                (1.34)               0.19
                                                    ------    ------         ------               ------              ------
Total from investment operations.................     0.87      0.49           1.15                (0.87)               0.39
                                                    ------    ------         ------               ------              ------
Less distributions from net investment income....    (0.50)    (0.48)         (0.33)               (0.47)              (0.20)
                                                    ------    ------         ------               ------              ------
NET ASSET VALUE END OF YEAR......................   $10.05    $ 9.68         $ 9.67              $  8.85              $10.19
                                                    ------    ------         ------               ------              ------
TOTAL RETURN (B).................................     9.05%     5.12%         13.09%               (8.60%)              3.89%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.................................     1.03%     0.93%          0.72%(a)             0.53%               0.25%(a)
  Total expenses excluding indirectly paid
    expenses.....................................     1.02%       --             --                   --                  --
  Total expenses excluding waivers and
    reimbursements...............................     1.84%     3.47%          3.83%(a)             5.14%               7.75%(a)
  Net investment income..........................     4.95%     4.83%          5.17%(a)             5.11%               4.64%(a)
Portfolio turnover rate..........................       72%       68%            87%                  59%                  0%
NET ASSETS END OF YEAR (THOUSANDS)...............   $2,934    $2,892         $1,983              $ 1,606              $1,306

*  The Fund changed its fiscal year end from December 31 to August 31.
(a)  Annualized.
(b) Excluding applicable sales charges.

                                                                                                                   JULY 2, 1993
                                                                                                                 (COMMENCEMENT OF
                                                                                                                      CLASS
                                                       YEAR ENDED                                                  OPERATIONS)
                                                       AUGUST 31,         EIGHT MONTHS                               THROUGH
                                                    ----------------         ENDED             YEAR ENDED          DECEMBER 31,
                                                     1997      1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
NET ASSET VALUE BEGINNING OF YEAR................   $ 9.68    $ 9.67         $ 8.85              $ 10.19              $10.00
                                                    ------    ------         ------               ------              ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income............................     0.41      0.41           0.28                 0.42                0.17
Net realized and unrealized gain (loss) on
  investments....................................     0.37      0.01           0.82                (1.34)               0.19
                                                    ------    ------         ------               ------              ------
Total from investment operations.................     0.78      0.42           1.10                (0.92)               0.36
                                                    ------    ------         ------               ------              ------
Less distributions from net investment income....    (0.41)    (0.41)         (0.28)               (0.42)              (0.17)
                                                    ------    ------         ------               ------              ------
NET ASSET VALUE END OF YEAR......................   $10.05    $ 9.68         $ 9.67              $  8.85              $10.19
                                                    ------    ------         ------               ------              ------
TOTAL RETURN (B).................................     8.24%     4.34%         12.53%               (9.13%)              3.66%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.................................     1.79%     1.68%          1.47%(a)             1.12%               0.75%(a)
  Total expenses excluding indirectly paid
    expenses.....................................     1.78%       --             --                   --                  --
  Total expenses excluding waivers and
    reimbursements...............................     2.59%     4.23%          4.58%(a)             5.73%               8.25%(a)
  Net investment income..........................     4.21%     4.09%          4.42%(a)             4.54%               4.25%(a)
Portfolio turnover rate..........................       72%       68%            87%                  59%                  0%
NET ASSETS END OF YEAR (THOUSANDS)...............   $6,695    $5,963         $5,083              $ 3,817              $2,235

*  The Fund changed its fiscal year end from December 31 to August 31.
(a)  Annualized.
(b) Excluding applicable sales charges.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                                                          (logo)
                                    EVERGREEN
                           VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                                                                  FEBRUARY 28,
                                                                                                                      1994
                                                                                                                (COMMENCEMENT OF
                                                                                                                     CLASS
                                                                           YEAR ENDED                             OPERATIONS)
                                                                           AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                        ----------------         ENDED            DECEMBER 31,
                                                                         1997      1996     AUGUST 31, 1995*          1994
--------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
NET ASSET VALUE BEGINNING OF YEAR....................................   $ 9.68    $ 9.67         $ 8.85              $ 9.83
                                                                        ------    ------         ------              ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income................................................     0.51      0.50           0.34                0.41
Net realized and unrealized gain (loss) on investments...............     0.37      0.01           0.82               (0.98)
                                                                        ------    ------         ------              ------
Total from investment operations.....................................     0.88      0.51           1.16               (0.57)
                                                                        ------    ------         ------              ------
Less distributions from net investment income........................    (0.51)    (0.50)         (0.34)              (0.41)
                                                                        ------    ------         ------              ------
NET ASSET VALUE END OF YEAR..........................................   $10.05    $ 9.68         $ 9.67              $ 8.85
                                                                        ------    ------         ------              ------
TOTAL RETURN.........................................................     9.32%     5.38%         13.28%              (5.80%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses.....................................................     0.79%     0.70%          0.47%(a)            0.28%(a)
  Total expenses excluding indirectly paid expenses..................     0.78%       --             --                  --
  Total expenses excluding waivers and reimbursements................     1.60%     3.24%          3.58%(a)            4.89%(a)
  Net investment income..............................................     5.27%     5.05%          5.42%(a)            5.54%(a)
Portfolio turnover rate..............................................       72%       68%            87%                 59%
NET ASSETS END OF YEAR (THOUSANDS)...................................   $6,195    $4,266         $  965              $  344

*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

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                                    EVERGREEN
                     FLORIDA HIGH INCOME MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                August 31, 1997

PRINCIPAL
  AMOUNT                                             VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- 97.5%
             CALIFORNIA-- 1.9%
$3,500,000   Valley Hlth. Sys. Hosp. RB, Ser. A
               6.50%, 5/15/25.................... $  3,703,070
                                                  ------------
             FLORIDA-- 88.3%
   745,000   Alachua Cnty. Hlth. Facs. RB,
               Beverly Enterprises Proj.
               10.13%, 4/1/10....................      804,354
 1,000,000   Bay Cnty. Hosp. Sys. RB, Bay
               Med. Ctr. Proj.
               8.00%, 10/1/12....................    1,178,930
   100,000   Baytree Cmnty. Dev. Dist.
               Special Assmt. RB
               8.75%, 5/1/12.....................      108,061
   750,000   Boynton Beach Hsg. Mtg.
               Clipper Cove Apts.
               6.35%, 7/1/16.....................      773,430
             Brevard Cnty. Hlth. Facs.
               Auth. RB, Courtenay Springs Vlg.:
   910,000   7.38%, 11/15/04.....................      977,367
 1,875,000   7.50%, 11/15/12.....................    2,007,188
 1,000,000   Brevard Cnty. Tourist Dev.
               Tax RB, Marlins Spring
               6.88%, 3/1/13.....................    1,073,860
 1,000,000   Broward Cnty. Hsg. Fin. Auth.
               RB, Ser. A
               7.35%, 3/1/23, (GNMA).............    1,059,020
 2,000,000   Clay County Hsg. Fin. Auth.
               RB, Single Family Mortgage
               Multi-Cnty. Prog.
               5.95%, 10/1/19....................    2,043,560
 2,850,000   Cory Lakes Florida Cmnty.
               Dev. Dist. RB
               8.38%, 5/1/17.....................    2,929,344
 1,080,000   Crossings At Fleming Island
               Cmnty. Dev. Dist. Util. RB
               7.38%, 10/1/19....................    1,116,666
 4,000,000   Dade Cnty. Single Family Mtg.
               RB, Ser. B 1
               5.60%, 4/1/27.....................    4,200,000
 2,310,000   Duval Cnty. Hsg. Fin. Auth.
               RB, St. Augustine Apts. Proj.
               6.00%, 3/1/21.....................    2,318,917
 1,500,000   Eastlake Oaks Cmnty. Dev. Dist.
               7.75%, 5/1/17.....................    1,559,550
             Escambia Cnty. Hlth. Facs.
               Auth. RB, Azalea Trace Inc.:
 2,905,000   6.00%, 1/1/15.......................    2,930,419
 2,250,000   6.10%, 1/1/19.......................    2,279,362
   515,000   8.50%, 1/1/19.......................      544,139
   535,000   9.25%, 1/1/06.......................      580,416
   235,000   9.25%, 1/1/12.......................      254,949
PRINCIPAL
  AMOUNT                                             VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             FLORIDA-- CONTINUED
$1,500,000   Escambia Cnty. Hlth. Facs.
               Auth. RB, Baptist Hosp. Inc., Ser.
               B
               6.00%, 10/1/14.................... $  1,531,470
             Escambia Cnty. PCR Champion
               Intl. Corp. Proj.:
 3,000,000   6.40%, 9/1/30.......................    3,205,350
 2,000,000   6.90%, 8/1/22.......................    2,202,580
             Florida Hsg. Fin. Agy. RB:
               Glen Oaks Apts. Proj.
 1,600,000   5.80%, 8/1/17.......................    1,613,616
             Mar Lago Village Apts. Proj., Ser. F
 2,945,000   6.00%, 6/1/39.......................    2,982,931
             St. Cloud Village Proj., Ser. D
 4,905,000   5.95%, 2/1/30.......................    4,965,577
             The Vineyards Proj., Ser. H
 1,000,000   6.50%, 11/1/25......................    1,030,640
             Grand Haven Cmnty. Dev.
               Special Assmt., Ser. A:
 2,000,000   6.30%, 5/1/02.......................    2,023,940
 3,000,000   6.90%, 5/1/19.......................    2,963,430
 3,610,000   Hernando Cnty. IDR, Florida
               Crushed Stone Co.
               8.50%, 12/1/14....................    4,084,859
 1,545,000   Hialeah Gardens, IDR,
               Waterford Convalescent, Ser. A
               7.88%, 12/1/07....................    1,645,301
   600,000   Hillsborough Cnty. Aviation
               Auth. RB, US Air Proj., Ser. 2
               8.60%, 1/15/22....................      666,516
 1,000,000   Hillsborough Cnty. Hsg. Fin.
               5.88%, 10/1/30....................      998,490
 3,245,000   Homestead IDR, Cmnty. Rehab.
               Providers Prog., Ser. A
               7.95%, 11/1/18....................    3,450,506
 2,500,000   Indian Trace Cmnty. GO Wtr.
               Mgmt. Special Benefit,
               Subser. B
               8.25%, 5/1/11.....................    2,789,125
             Jacksonville Hlth. Facs.
               Auth. RB, Natl. Benevolent
               Assoc., Cypress Vlg. Proj.:
   750,000   7.00%, 12/1/14......................      809,438
 1,020,000   7.00%, 12/1/22......................    1,096,000
   500,000   8.00%, 12/1/15......................      574,950
 2,500,000   Lake Bernadette Cmnty. Dev.
               Dist. Florida Special, Ser. A
               8.00%, 5/1/17.....................    2,595,975
 3,200,000   Lake County Resources
               Recreation IDR., Ser. A
               5.85%, 10/1/09....................    3,243,392
 2,295,000   Largo Sun Coast Hlth. Sys.
               RB, Refunding Hospital
               6.20%, 3/1/13.....................    2,269,571

                                  (CONTINUED)

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                                    EVERGREEN
                     FLORIDA HIGH INCOME MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

PRINCIPAL
  AMOUNT                                             VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             FLORIDA-- CONTINUED
             Lee Cnty. Hsg. Fin. Auth. RB,
               Single Family Mtg.,
               Multi-Cnty. Prog., Ser. A:
$1,000,000   7.20%, 3/1/27....................... $  1,103,980
             Subser. 2:
 2,780,000   5.60%, 3/19/29......................    3,047,519
 1,685,000   7.50%, 9/1/27.......................    1,875,843
             Subser. 3
 1,000,000   7.45%, 9/1/27.......................    1,114,430
   850,000   Lee Cnty. IDA, Encore Nursing
               Center Partner
               8.13%, 12/1/07....................      937,899
 2,790,000   Leon Cnty. Ed. Facs. Auth.
               RB, Ser. A
               8.25%, 5/1/14.....................    2,867,953
   950,000   Manatee Cnty. Hsg. Fin. Auth.
               RB, Single Family Mtg., Subser. 1
               7.45%, 5/1/27.....................    1,055,763
 1,125,000   Manatee Cnty. Hsg. Fin. Auth.
               RB, Multi-Family Hsg.,
               Conquistador, Ser. A
               6.25%, 10/1/22....................    1,183,185
             Martin Cnty. IDR, Indiantown
               Cogeneration Proj.:
             Ser. A
 2,175,000   7.88%, 12/15/25.....................    2,507,710
             Ser. B
   650,000   8.05%, 12/15/25.....................      755,885
 1,245,000   Meadow Point II Cmnty. Dev.
               Dist. Cap. Impt. RB
               7.75%, 5/1/18.....................    1,300,353
             Miami Beach City Center
               Historic Convention:
 1,000,000   6.25%, 12/1/16......................    1,033,370
   500,000   6.35%, 12/1/22......................      517,010
 1,285,000   North Springs Impt. Dist.
               Wtr. Mgmt. Special Assmt., Ser. A
               8.20%, 5/1/24.....................    1,391,359
 2,500,000   Northern Palm Beach Cnty.
               Impt. RB, Wtr. Ctl. & Impt.,
               Unit Dev., Ser. A
               7.20%, 8/1/16.....................    2,627,175
             Northern Palm Beach Cnty.
               Wtr. Ctl. Dist. Special
               Assmt.:
   500,000   6.88%, 11/1/13......................      544,045
   500,000   7.00%, 8/1/15.......................      546,290
 1,500,000   Northwood Cmnty. Dev. Dist.
               7.60%, 5/1/17.....................    1,553,415
 2,605,000   Ocean Highway & Port Auth.
               PCR, Solid Waste, Jefferson
               Smurfit Corp.
               6.50%, 11/1/06....................    2,653,297
PRINCIPAL
  AMOUNT                                             VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             FLORIDA-- CONTINUED
             Orange Cnty. Hlth. Facs.
               Auth. RB:
               Lakeside Apts. Inc.
$1,040,000   6.50%, 7/1/13....................... $  1,112,426
             Orlando Lutheran Tower
   395,000   8.40%, 7/1/14.......................      434,069
 2,250,000   Orange Cnty. Hsg. Fin. Auth.
               Mtg. RB, Ser. B
               8.10%, 11/1/21....................    2,380,523
             Orange Cnty. Hsg. Fin. Auth.
               Mtg. RB, Single Family Mtg.:
 1,000,000   6.85%, 10/1/27......................    1,035,100
             Ser. B:
 1,000,000   5.80%, 9/1/17.......................    1,013,810
 2,500,000   5.88%, 3/1/28.......................    2,528,975
 1,050,000   Osceola Cnty. Hsg. Fin.
               Auth., Tierra Vista Apts.
               Proj., Ser. A
               5.75%, 12/1/22....................    1,053,780
 2,000,000   Osceola Cnty. IDA, Cmnty.
               Provider Pooled Ln. Proj.,
               Ser. A
               7.75%, 7/1/17.....................    2,098,980
   565,000   Overoaks Cmnty. Dev. Dist.
               Cap. Impt. RB
               8.25%, 5/1/17.....................      578,165
 1,500,000   Palm Beach Cnty. IDR,
               Geriatric Care Inc. Proj.
               6.55%, 12/1/16....................    1,599,540
 3,695,000   Pasco Cnty. Hsg. Fin. Auth.,
               Oak Trail Apts. Proj., Ser. A
               5.35%, 6/1/27.....................    3,728,580
 3,100,000   Pinellas Cnty. Edl. Facs.
               Auth. RB, Clearwater
               Christian College
               8.00%, 2/1/11.....................    3,215,630
   685,000   Pinellas Cnty. Edl. Facs.
               Auth. RB, Eckerd College
               7.75%, 7/1/14.....................      743,828
             Pinellas Cnty. Hlth. Facs.
               Auth. RB:
   150,000   6.75%, 10/1/00......................      151,777
   100,000   7.00%, 10/1/01......................      101,515
   200,000   7.25%, 10/1/02......................      203,636
 1,100,000   8.00%, 10/1/08......................    1,125,520
 5,000,000   Polk Cnty. IDA, IMC
               Fertilizer, Ser. A
               7.53%, 1/1/15.....................    5,407,500
 1,000,000   Port Everglades RB, Ser. A
               7.50%, 9/1/12.....................    1,066,050

                                  (CONTINUED)

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                                    EVERGREEN
                     FLORIDA HIGH INCOME MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

PRINCIPAL
  AMOUNT                                             VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             FLORIDA-- CONTINUED
$1,705,000   Quantum Cmnty. Dev. Dist.
               Special Assmt.
               7.75%, 3/1/14..................... $  1,811,256
 2,045,000   Riverwood Cmnty. Sys. RB
               7.75%, 10/1/14....................    2,148,068
 1,000,000   Sarasota Cnty. Hlth. Fac.
               Auth. RB, Jewish Hsg. Council
               7.38%, 7/1/16.....................    1,060,320
 1,500,000   Sarasota Cnty. Hlth. Fac.
               Auth. RB, Manatee Jewish Hsg.
               6.70%, 7/1/25.....................    1,542,885
 1,000,000   Sarasota Cnty. Hlth. Fac.
               Auth. RB, Sunnyside Properties
               6.00%, 5/15/10....................    1,013,380
 1,830,000   Seminole Wtr. Ctl Unit of
               Dev. No. 2
               7.25%, 8/1/22.....................    1,872,236
 1,500,000   South Indian River, Wtr. Ctl.
               Dist. RB, Egret Landing, Phase I
               7.50%, 11/1/18....................    1,586,550
 2,500,000   St. John's Cnty. IDA, Bayview
               Proj., Ser. A
               7.10%, 10/1/26....................    2,551,875
 2,500,000   St. John's Ctny. IDA, Vicars
               Landing Proj., Ser. A
               6.75%, 2/15/12....................    2,548,875
 3,000,000   Tampa, RB Aquarium Inc. Proj.
               7.75%, 5/1/27.....................    3,446,940
 1,000,000   Tarpon Springs, Hlth. Facs.
               Auth. RB, Helen Ellis Mem.
               Hosp. Proj.
               7.50%, 5/1/11.....................    1,065,100
             Volusia Cnty. Edl. Facs.
               Auth. RB, Embry-Riddle, Ser. A:
 1,025,000   6.13%, 10/15/16.....................    1,063,878
 5,000,000   6.13%, 10/15/26.....................    5,168,750
 2,000,000   Volusia Cnty. IDA, RB,
               Bishops Glen Proj.
               7.63%, 11/1/26....................    2,085,240
             Westchase East Cmnty. Dev.
               Dist. Cap. Impt. RB:
 1,350,000   7.30%, 5/1/18.......................    1,378,877
 1,775,000   7.50%, 5/1/17.......................    1,827,806
 1,000,000   Winter Garden, IDR, Beverly
               Enterprises
               8.75%, 7/1/12.....................    1,124,160
             Winter Haven Hsg. Auth. RB,
               Multi-Family Mtg., Abbey Lane
               Apts., Ser. C:
   250,000   7.00%, 7/1/12, (FNMA)...............      265,285
   250,000   7.00%, 7/1/24, (FNMA)...............      263,828
                                                  ------------
                                                   167,504,383
                                                  ------------
PRINCIPAL
  AMOUNT                                             VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             GEORGIA-- 1.4%
             Coffee Cnty. Hosp. Auth. RB:
$1,100,000   6.75%, 12/1/16...................... $  1,107,689
 1,500,000   6.75%, 12/1/26......................    1,504,245
                                                  ------------
                                                     2,611,934
                                                  ------------
             NEW YORK-- 1.7%
 3,000,000   Port Auth. NY & NJ
               6.75%, 10/1/11....................    3,248,400
                                                  ------------
             TEXAS-- 1.6%
 2,860,000   Lufkin Hlth. Facs. Dev. Corp.
               RB, Memorial Hlth. Sys. of
               East Texas
               6.88%, 2/15/26....................    3,069,495
                                                  ------------
             U. S. VIRGIN ISLANDS-- 1.2%
 2,000,000   Virgin Islands, Wtr. & Pwr.
               Auth. RB, Ser. B
               7.60%, 1/1/12.....................    2,229,480
                                                  ------------
             PUERTO RICO-- 1.4%
 1,000,000   Puerto Rico Indl. Tourist
               Edl. Med. Envir. Ctl. Facs.
               RB, Mennonite Gen. Hosp.
               Proj., Ser. A
               6.50%, 7/1/12.....................    1,056,550
 1,475,000   Puerto Rico Ports Auth. RB,
               American Airlines Proj., Ser. A
               6.25%, 6/1/26.....................    1,563,766
                                                  ------------
                                                     2,620,316
                                                  ------------
             TOTAL LONG-TERM INVESTMENTS
               (COST $178,015,116)...............  184,987,078
                                                  ------------
SHORT-TERM INVESTMENTS-- 0.4%
  (COST $700,000)
             FLORIDA
   700,000   Remington Cmnty. Dev. Dist.,
               Bond Anticipation Notes
               7.50%, 10/31/97...................      700,000
                                                  ------------




  SHARES
----------
MUTUAL FUND SHARES-- 3.3%
  (COST $6,310,000)
 6,310,000   Federated Municipal
               Obligations Fund..................    6,310,000
                                                  ------------
             TOTAL INVESTMENTS--
               (COST $185,025,116).......  101.2%  191,997,078
             OTHER ASSETS AND
               LIABILITIES-- NET.........   (1.2)   (2,253,897)
                                          ------- ------------
             NET ASSETS--................  100.0% $189,743,181
                                          ------- ------------


                                  (CONTINUED)

                                                                          (logo)

                                    EVERGREEN
                     FLORIDA HIGH INCOME MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

SUMMARY OF ABBREVIATIONS:
FNMA   Insured by Federal National Mortgage Association
GNMA  Insured by Government National Mortgage Association
GO     General Obligation
IDA    Industrial Development Authority
IDR    Industrial Development Revenue Bond
PCR    Pollution Control Revenue Bond
RB     Revenue Bond

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

(logo)
                                    EVERGREEN
                           FLORIDA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                August 31, 1997

PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- 94.7%
             FLORIDA-- 94.7%
$2,000,000   Altamonte Springs Hlth. Fac.
               Auth. RB, Adventist
               Hlth./Sunbelt, Ser. B
               5.13%, 11/15/18, (AMBAC)........... $ 1,897,020
 3,750,000   Brevard Cnty. Hsg. Fin. Auth.
               RB, Multi-Family Hsg.
               Windover Oaks, Ser. A
               6.90%, 2/1/27, (FNMA)..............   4,155,750
   600,000   Brevard Cnty. Hsg. Fin.,
               Auth. RB, Single Family Mtg.,
               Refunding, Ser. B
               7.00%, 3/1/13, (FSA)...............     635,394
             Broward Cnty. Hsg. Fin. Auth.
               RB, Ser. B:
   180,000   7.55%, 3/1/15, (GNMA)................     189,936
 1,375,000   7.13%, 3/1/17, (GNMA)................   1,450,955
   105,000   Charlotte Cnty. Spec. Assmt.,
               Peachland Muni. Svc. Tax &
               Ben. Unit
               7.25%, 10/1/10, (MBIA).............     115,257
   500,000   Collier Cnty. Hlth. Facs.
               Auth. RB, The Moorings, Inc. Proj.
               7.00%, 12/1/19.....................     544,340
             Dade Cnty. Edl. Facs. Auth.
               RB, St. Thomas Univ.:
 2,000,000   6.00%, 1/1/14, (LOC: Sun Bank
                 Miami)...........................   2,059,260
 1,000,000   6.13%, 1/1/19, (LOC: Sun Bank
                 Miami)...........................   1,046,710
   230,000   Dade Cnty. Hlth. Fac. Auth.
               RB, South Shore Hosp. & Med.
               Center, Ser. A
               7.60%, 8/1/24......................     247,059
 3,815,000   Dade Cnty. Pub. Fac. RB,
               Jackson Mem. Hosp. Proj., Ser. A
               4.88%, 6/1/15, (MBIA)..............   3,526,243
             Dade Cnty. Single Family Mtg.
               RB, Ser. A:
   230,000   7.50%, 9/1/13........................     243,016
   135,000   7.10%, 3/1/17........................     142,176
   340,000   Dade Cnty. Single Family Mtg.
               RB, Ser. D
               6.95%, 12/15/12....................     360,621
 1,000,000   Dade Cnty. Spec. Oblig.
               RB, Courthouse Ctr. Proj.
               6.25%, 4/1/09......................   1,077,390
PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             FLORIDA-- CONTINUED
             Duval Cnty. Hsg. Fin. Auth.
               RB, Single Family Mtg.:
$  200,000   7.50%, 6/1/15, (FGIC)................ $   211,044
   840,000   7.35%, 7/1/24, (GNMA)................     896,288
             Escambia Cnty. Hlth. Facs.
               Auth. RB:
 2,560,000   6.00%, 1/1/15........................   2,582,400
 1,250,000   6.10%, 1/1/19........................   1,266,313
 2,750,000   Escambia Cnty. Hlth. Facs.
               Auth. RB, Baptist Hosp. Inc., Ser.
               B
               6.00%, 10/1/14.....................   2,807,695
             Escambia Cnty. PCR, Champion
               Int'l. Corp. Proj.:
 5,230,000   5.88%, 6/1/22........................   5,285,647
 1,650,000   6.40%, 9/1/30........................   1,762,942
             Florida Hsg. Fin. Agcy. RB:
 2,810,000   8.00%, 12/1/20, (GNMA)...............   2,950,641
 1,860,000   6.35%, 5/1/26, (GNMA) Ser. A.........   1,925,398
 1,895,000   6.88%, 10/1/12.......................   1,969,170
             Florida Hsg. Fin. Agcy. RB,
               Landings At Sea Forest:
   560,000   5.85%, 12/1/18, (AMBAC)..............     569,178
   805,000   6.05%, 12/1/36, (AMBAC)..............     821,382
             Florida Ports. Fin.
               Commission RB, St. Trans.
               Trust Fund:
 2,000,000   5.38%, 6/1/16, (MBIA)................   1,950,240
 6,500,000   5.38%, 6/1/27, (MBIA)................   6,270,485
 4,000,000   Florida St. Div. of Bond Fin.,
               Dept. Genl. Svcs. RB, Dept.
               Envir.-Preserv. 2000, Ser. A
               5.75%, 7/1/13, (AMBAC).............   4,145,400
 1,000,000   Hialeah Cap. Impt. RB
               5.50%, 10/1/13.....................     986,300
 3,250,000   Hillsborough Cnty. Indl. Dev.
               Auth. IDR, Univ. Cmnty.
               Hosp., Ser. 1994
               6.50%, 8/15/19, (MBIA).............   3,738,605
             Jacksonville Hlth. Indl.
               Dev., Nat'l. Benevolent-Cypress
               Vlg., Ser. A:
   345,000   6.13%, 12/1/16.......................     354,022
 1,245,000   6.25%, 12/1/26.......................   1,304,349
 1,250,000   Lee Cnty. Hsg. Fin. Auth.
               7.20%, 3/1/27......................   1,379,975

                                  (CONTINUED)

                                                                         (logo)

                                    EVERGREEN
                           FLORIDA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             FLORIDA-- CONTINUED
             Lee Cnty. Hsg. Fin. Auth. RB,
               Single Family Mtg.,
               Multi-Cnty. Prog., Ser. A:
$1,700,000   7.45%, 9/1/27........................ $ 1,894,531
 3,685,000   7.50%, 9/1/27........................   4,102,363
 4,890,000   Leesburg Hosp. RB, Leesburg
               Regl. Med. Ctr. Proj., Ser. B
               5.70%, 7/1/18......................   4,937,531
   770,000   Leon Cnty. Hsg. Fin. Auth.
               RB, Single Family Mtg.,
               Multi-Cnty. Prog., Ser. B
               6.25%, 7/1/19, (GNMA)..............     797,458
 1,425,000   Manatee Cnty. Hsg. Fin. Auth.
               Mtg. RB
               7.45%, 5/1/27......................   1,583,645
 1,750,000   Manatee Cnty. Hsg. Fin. Auth.
               Mtg. RB, Single Family
               Subser. 1
               7.20%, 5/1/28......................   1,933,593
 5,000,000   Miami Hlth. Fac. Auth. RB
               5.25%, 8/15/15, (AMBAC)............   4,819,750
             Miami Beach Redev. Agency Tax
               Increment RB, City Center-Historic
               Convention Vlg.:
 2,000,000   5.63%, 12/1/09.......................   1,998,920
 3,000,000   5.80%, 12/1/13.......................   2,980,980
 2,000,000   5.88%, 12/1/22.......................   1,982,880
 1,500,000   North Miami Hlth. Fac. Auth. RB,
               Catholic Hlth. Svc. Oblig. Group
               6.00%, 8/15/16.....................   1,539,960
 1,000,000   North Tampa Hsg. Dev. Corp. RB,
               Cntry. Oaks Apts., Ser. A
               6.90%, 1/1/24, (FNMA)..............   1,052,620
 1,300,000   Northern Palm Beach Cnty. Impt. RB,
               Wtr. Ctl. & Impt.,
               Unit Dev. 9A, Ser. A
               7.20%, 8/1/16......................   1,366,131
 1,000,000   Okaloosa Cnty. Wtr. & Swr. RB
               6.00%, 7/1/11, (AMBAC).............   1,095,790
 3,000,000   Orange Cnty. Hlth. Facs. Auth. RB,
               Lakeside Apts. Inc.
               6.50%, 7/1/13......................   3,208,920
 4,000,000   Orlando Utils. Commission Wtr. &
               Elec. RB, Linked SAVRs/RIBs (a)
               5.60%, 10/6/17.....................   3,990,200
 3,000,000   Palm Beach Cnty. Criminal
               Justice Facs. RB
               7.20%, 6/1/15, (FGIC)..............   3,681,810
PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             FLORIDA-- CONTINUED
             Palm Beach Cnty. Hlth. Facs. Auth.
               RB, Good Samaritan Hlth. Sys.:
$3,695,000   6.20%, 10/1/11....................... $ 3,874,133
 6,000,000   6.30%, 10/1/22.......................   6,301,680
 4,440,000   Palm Beach Cnty. Hsg. Fin. Auth. RB,
               Daughters of Charity, Ser. B
               7.60%, 3/1/23, (GNMA)..............   4,718,921
 1,000,000   Palm Beach Cnty. Hsg. Fin. Auth. RB,
               Single Family Mtg., Ser. A
               6.50%, 10/1/21, (GNMA).............   1,052,830
 2,000,000   Palm Beach Cnty. IDR,
               Geriatric Care Inc. Proj.
               6.55%, 12/1/16.....................   2,132,720
 5,000,000   Pensacola Hlth. Facs. Auth. RB,
               Daughters of Charity Natl. Hlth.
               5.25%, 1/1/11......................   4,943,000
   860,000   Polk Cnty Hsg. Fin. Auth.
               RB, Single Family Mtg., Ser. A
               7.00%, 9/1/15......................     893,703
 8,350,000   Polk Cnty. Indl. Dev. Auth.,
               Tampa Elec. Co. Proj.
               5.85%, 12/1/30.....................   8,459,803
 1,500,000   Reedy Creek Impt. Dist.
               Util. RB, Ser. 1
               5.00%, 10/1/19, (MBIA).............   1,415,670
 1,800,000   Sarasota Cnty. Hlth. Fac.
               Auth. RB, Sunnyside Properties
               6.00%, 5/15/10.....................   1,824,084
 3,590,000   Seacoast Util. Auth. RB,
               Wtr. & Swr. Sys., Ser. A
               5.50%, 3/1/18, (FGIC)..............   3,683,663
 1,000,000   St. John's Cnty. Indl. Dev. Auth.,
               Bayview Proj., Ser. A
               7.00%, 10/1/12.....................   1,025,880
             Volusia Cnty. Ed. Facs. Auth. RB,
               Embry-Riddle Aero, Ser. A:
 3,500,000   6.13%, 10/15/16......................   3,632,755
 2,600,000   6.13%, 10/15/26......................   2,687,750
             Winter Haven Hsg. Auth. RB,
               Multi-Family Mtg., Abbey Lane
               Apts., Ser. C:
   850,000   7.00%, 7/1/12, (FNMA)................     901,969
 1,750,000   7.00%, 7/1/24, (FNMA)................   1,846,793
                                                   -----------
             TOTAL LONG-TERM INVESTMENTS
               (COST $145,060,611)................ 153,231,037
                                                   -----------

                                  (CONTINUED)

(logo)


                                    EVERGREEN
                           FLORIDA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

  SHARES                                           VALUE
---------------------------------------------------------------
MUTUAL FUND SHARES-- 3.6%
  (COST $5,881,000)
 5,881,000   Federated Municipal
               Obligations Fund.................... $ 5,881,000
                                                    -----------

             TOTAL INVESTMENTS--
               (COST $150,941,611)......     98.3%  159,112,037
             OTHER ASSETS AND
               LIABILITIES-- NET........       1.7    2,691,533
                                         --------- ------------
             NET ASSETS--...............    100.0% $161,803,570
                                         --------- ------------
                                         --------- ------------

SUMMARY OF ABBREVIATIONS:
AMBAC   Insured by American Municipal Bond
        Assurance Corporation
FGIC    Insured by Federal Guaranty Insurance Company
FNMA    Insured by Federal National Mortgage Association
FSA     Insured by Financial Security Assurance Company
GNMA    Insured by Government National Mortgage
        Association
IDR     Industrial Development Revenue Bond
LOC     Line of Credit
MBIA    Insured by Municipal Bond Investors Assurance
        Corporation
PCR     Pollution Control Revenue Bond
RIBs    Residual Interest Bonds
RB      Revenue Bond
SAVRs   Select Auction Variable Rate Securities

(a) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                                                         (logo)
                                    EVERGREEN
                           GEORGIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                August 31, 1997

PRINCIPAL
  AMOUNT                                              VALUE
LONG-TERM INVESTMENTS-- 95.5%
             GEORGIA-- 91.8%
$  500,000   Appling Cnty. Dev. Auth. PCR
               7.15%, 1/1/21, (MBIA).............. $   562,730
   300,000   Butts Cnty. COP
               6.75%, 12/1/14, (MBIA).............     335,394
 1,100,000   Cartersville, Dev. Auth. RB, Wtr. &
               Waste Facs.
               7.40%, 11/1/10.....................   1,328,954
   120,000   Cartersville, GO
               6.70%, 1/1/12......................     138,420
   500,000   Clayton Cnty. Hsg. Auth. Mtg. RB
               7.13%, 12/1/25, (FHA/VA)...........     533,950
 1,000,000   Coffee Cnty. Hosp. Auth. RB
               6.75%, 12/1/16.....................   1,006,990
   500,000   DeKalb Cnty. Hsg. Auth. RB, The Lakes
               at Indian Creek Proj.
               7.15%, 1/1/25, (FSA)...............     537,270
   500,000   DeKalb Cnty. Sch. Dist., Ser. A
               6.25%, 7/1/11......................     558,655
   600,000   Fayette Cnty. Sch. Dist.
               6.13%, 3/1/15......................     636,912
   500,000   Forsyth Cnty. Sch. Dist. GO
               6.75%, 7/1/16......................     586,345
   600,000   Fulton Cnty. Hsg. Auth. RB, Ser. C
               6.90%, 1/1/28......................     606,768
   400,000   Fulton Cnty. Wtr. & Swr. RB
               6.38%, 1/1/14, (FGIC)..............     452,228
   500,000   George L. Smith II, World Congress
               Ctr. Auth. RB, Domed Stadium Proj.
               7.88%, 7/1/20......................     547,085
   395,000   Georgia State, Hsg. & Fin. Auth. RB,
               Ser. A
               6.55%, 12/1/27.....................     414,063
   400,000   Georgia State, Muni. Elec. Auth. Pwr.
               RB, Ser. EE
               7.25%, 1/1/24, (AMBAC).............     505,984
   500,000   Glynn-Brunswick Mem. Hosp.
               Auth. RB
               6.00%, 8/1/16, (MBIA)..............     526,595
   500,000   Hall Cnty. Sch. Dist. GO
               6.70%, 12/1/14.....................     563,025
   330,000   Metro Atlanta Rapid Tran. Auth.,
               Sales Tax RB
               7.00%, 7/1/11, (FGIC)..............     392,033
   500,000   Putnam Cnty. Sch. Dist. GO
               6.90%, 2/1/14, (AMBAC).............     568,555
 1,500,000   Richmond Cnty. Dev. Auth. RB,
               Southern Care, Ser. C, (effective
               yield 5.72%) (a)
               0.00%, 12/1/21.....................     381,945

LONG-TERM INVESTMENTS-- CONTINUED
             GEORGIA-- CONTINUED
$  775,000   Savannah Eco. Dev. Auth. RB,
               Southern Care, Ser. C, (effective
               yield 5.72%) (a)
               0.00%, 12/1/21..................... $   197,338
             Savannah Hosp. Auth. RB, St. Joseph's
               Hosp. Proj.:
   800,000   6.13%, 7/1/12........................     846,024
   500,000   6.20%, 7/1/23........................     514,625
   300,000   Washington Cnty. Sch. Dist. GO 6.88%,
               1/1/14, (AMBAC)....................     340,335
                                                   -----------
                                                    13,082,223
                                                   -----------
             TEXAS-- 3.7%
   500,000   Lufkin Hlth. Facs. Dev. Corp. RB
               6.88%, 2/15/26.....................     536,625
                                                   -----------
             TOTAL LONG-TERM INVESTMENTS
               (COST $12,787,033).................  13,618,848
                                                   -----------

  SHARES
----------
MUTUAL FUND SHARES-- 3.5%
  (COST $494,000)
   494,000   Federated Municipal
               Obligations Fund...................     494,000
                                                   -----------

             TOTAL INVESTMENTS--
               (COST $13,281,033)........     99.0%  14,112,848
             OTHER ASSETS AND
               LIABILITIES-- NET.........       1.0     139,229
                                          --------- -----------
             NET ASSETS--................    100.0% $14,252,077
                                          --------- -----------
                                          --------- -----------

(a) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.

SUMMARY OF ABBREVIATIONS:

AMBAC    Insured by American Municipal Bond Assurance
         Corporation
COP      Certificate of Participation
FGIC     Insured by Federal Guaranty Insurance Company
FHA/VA   Insured by Federal Housing Authority/Veterans
         Administration
FSA      Insured by Financial Security Assurance Company
GO       General Obligation Bond
MBIA     Insured by Municipal Bond Investors Assurance
         Corporation
PCR      Pollution Control Revenue Bond
RB       Revenue Bond

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

(logo)                             EVERGREEN
                        NORTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                August 31, 1997

PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- 94.5%
             NEW JERSEY-- 2.5%
$1,430,000   Western Monmouth Util. Auth.
               RB, Sewer Revenue
               6.80%, 2/1/14...................... $ 1,494,636
                                                   -----------
             NORTH CAROLINA-- 76.6%
 1,315,000   Burlington Hsg. Auth. Mtg. RB,
               Burlington Homes, Sec. 8-A
               6.00%, 8/1/09......................   1,354,226
 1,000,000   Chapel Hill Parking Fac., COP
               6.35%, 12/1/18.....................   1,053,660
 1,455,000   Charlotte Hsg. Dev. Corp.
               Mtg. RB, Vantage 78 Apts.
               6.60%, 7/15/21, (FHA)..............   1,493,514
 1,475,000   Charlotte Stadium Parking
               Facs. Proj., COP, Ser. C
               6.00%, 6/1/14......................   1,521,418
 2,390,000   Cumberland Cnty. Civic Center
               Proj., COP, Ser. A
               6.40%, 12/1/24, (AMBAC)............   2,612,437
   920,000   Fremont Hsg. Dev. Corp. First
               Lien RB, Torhunta Apts.
               6.75%, 7/15/22, (FHA)..............     953,212
 1,000,000   Gastonia Combined Util. Sys. RB
               6.00%, 5/1/14, (MBIA)..............   1,053,050
 1,000,000   Harnett Cnty., COP
               6.40%, 12/1/14, (AMBAC)............   1,093,070
 1,000,000   Haywood Cnty. Indl. Facs. &
               Poll. Ctrl. Fin. Auth. RB,
               Champion Int'l. Corp. Proj.
               6.25%, 9/1/25......................   1,043,820
 4,750,000   Martin Cnty. Indl. Facs. &
               Poll. Ctrl. Fin. Auth. RB,
               Solid Waste Disp.,
               Weyerhauser Co.
               6.80%, 5/1/24......................   5,218,825
             North Carolina Hsg. Fin. &
               Dev. Auth. RB, Single Family:
 3,890,000   Ser. JJ
             6.15%, 3/1/11, (FHA).................   4,061,316
 1,390,000   Ser. T
             7.05%, 9/1/20, (FHA).................   1,470,425
   500,000   North Carolina Med. Care
               Cmnty. Hlth. Care Fac. RB,
               First Mtg. Southminster
               6.88%, 10/1/09.....................     529,180
PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             NORTH CAROLINA-- CONTINUED
             North Carolina Med. Care
               Cmnty. Hosp. RB:
$1,100,000   6.13%, 6/1/10........................ $ 1,164,152
 1,000,000   Duke University Hosp.
               Project, Ser. C
             5.25%, 6/1/17........................     984,220
 1,350,000   Rex Hosp. Proj.
             6.25%, 6/1/17........................   1,430,555
 3,000,000   North Carolina Muni. Pwr.
               Agcy. RB, No. 1 Catawba
               Elec., Ser. B
               5.00%, 1/1/20......................   2,883,900
             North Carolina Stud. Ed.
               Assist. Auth. RB:
 2,000,000   Ser. A
             6.30%, 7/1/15........................   2,078,540
 2,375,000   Ser. C
             6.35%, 7/1/16........................   2,476,840
 1,000,000   North Carolina Stud. Ed.
               Assist. Auth. RB, First Mtg.
               Southminister, Ser. A
               6.05%, 7/1/10......................   1,031,310
             North Carolina Muni. Pwr.
               Sys. Agcy. RB, Ser. A:
 3,750,000   6.50%, 1/1/18, (ETM).................   4,098,600
 4,000,000   5.00%, 1/1/21........................   3,825,640
 3,000,000   Univ. North Carolina Chapel
               Hill Hosp. RB
               5.00%, 2/15/29.....................   2,772,480
                                                   -----------
                                                    46,204,390
                                                   -----------
             TEXAS-- 7.4%
 1,500,000   Dallas Fort Worth Int'l. Arpt.
               Facs. Impt. Corp. RB,
               American Airlines Inc.
               6.00%, 11/1/14.....................   1,542,390
 2,750,000   Lufkin Hlth. Facs. Dev. Corp.
               RB, Mem. Hlth. Sys. of East Texas
               6.88%, 2/15/26.....................   2,951,437
                                                   -----------
                                                     4,493,827
                                                   -----------
             VIRGINIA-- 5.5%
             James City Cnty. Indl. Dev.
               Auth. RB, Residential Care
               Facs., First Mtg. Williamsburg
               Landing:
 1,750,000   6.63%, 3/1/19........................   1,794,573
 1,500,000   6.63%, 3/1/23........................   1,534,980
                                                   -----------
                                                     3,329,553
                                                   -----------

                                  (CONTINUED)

                                                                         (logo)
                                    EVERGREEN
                        NORTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             PUERTO RICO-- 2.5%
$1,400,000   Puerto Rico Ports Auth. RB,
               American Airlines Proj., Ser. A
               6.25%, 6/1/26...................... $ 1,484,252
                                                   -----------
             TOTAL LONG-TERM INVESTMENTS
               (COST $53,335,912).................  57,006,658
                                                   -----------

  SHARES
----------
MUTUAL FUND SHARES-- 4.5%
  (COST-- $2,739,000)
 2,739,000   Federated Municipal
               Obligations Fund...................   2,739,000
                                                   -----------
             TOTAL INVESTMENTS--
               (COST $56,074,912).........   99.0%  59,745,658
             OTHER ASSETS AND
               LIABILITIES-- NET..........     1.0     609,388
                                           ------- -----------
             NET ASSETS--.................  100.0% $60,355,046
                                           ------- -----------
                                           ------- -----------

SUMMARY OF ABBREVIATIONS:

AMBAC         Insured by American Municipal Bond Assurance Corporation
COP           Certificates of Participation
ETM           Escrowed to Maturity
FHA           Insured by Federal Housing Authority
MBIA          Insured by Municipal Bond Investors Assurance Corporation
RB            Revenue Bond

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

(logo)
                                    EVERGREEN
                        SOUTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                August 31, 1997

PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- 97.3%
             SOUTH CAROLINA-- 97.3%
$  400,000   Calhoun Cnty. Solid Waste
               Disp. Facs. RB, Eastman Kodak
               Co. Proj.
               6.75%, 5/1/17...................... $   463,836
   400,000   Camden Pub. Util. RB,
               Refunding & Imp.
               5.50%, 3/1/17......................     403,052
             Charleston Cnty. Hlth. Facs.
               RB, First Mtg. Episcopal
               Church:
   300,000   7.13%, 4/1/20........................     313,836
   500,000   Ser. A
             6.25%, 4/1/19........................     502,510
             Darlington Cnty. IDR:
   500,000   Nucor Corp. Proj., Ser. A
               5.75%, 8/1/23......................     502,180
   750,000   Sonoco Products. Co. Proj.
               6.00%, 4/1/26......................     774,885
   200,000   Georgetown Cnty. Wtr. & Swr.
               Dist. RB
               6.50%, 6/1/17......................     203,148
   600,000   Greenville Hosp. Sys. RB,
               Hosp. Facs., Ser. B
               5.70%, 5/1/12......................     614,604
   400,000   Greenville Mem. Auditorium
               Dist. GO, Bi Lo Center Proj.
               5.75%, 4/1/18, (AMBAC).............     411,156
   300,000   Horry County Arpt. RB, Ser. A
               5.60%, 7/1/17......................     299,262
   400,000   Marion Cnty. RB, Hosp. Rev.
               5.38%, 11/1/25.....................     383,464
             Piedmont Muni. Pwr. Agcy.
               Elec. RB:
   800,000   6.55%, 1/1/16........................     802,616
             Refunding, Ser. A
   500,000   5.75%, 1/1/24........................     495,935
             South Carolina Jobs Eco. Dev.
               Auth. RB:
   200,000   Oconee Mem. Hosp.
               6.15%, 3/1/16......................     208,322
   400,000   Plasti Line Inc. Proj.
               6.25%, 7/1/17......................     400,620
   250,000   South Carolina State Ed.
               Assist. Auth. RB, Gtd. Stud.
               Ln., Sub. Lien
               5.88%, 9/1/07......................     262,013
   250,000   South Carolina State Ed. Facs.
               Auth. RB, Furman Univ. Proj.,
               Ser. A
               5.50%, 10/1/16.....................     250,810
PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             SOUTH CAROLINA-- CONTINUED
             South Carolina St. Hsg. Fin.
               & Dev. Auth. Mtg. RB:
$  100,000   6.55%, 7/1/15........................ $   105,601
   595,000   Heritage Crt. Apts.
             6.15%, 7/1/25........................     608,167
   675,000   Ser. A
             6.35%, 7/1/25........................     700,360
             South Carolina St. Hsg. Fin.
               & Dev. Auth. RB:
   500,000   5.95%, 7/1/29........................     506,250
   200,000   Homeownership Mtg., Ser. A
             7.55%, 7/1/11........................     211,698
   265,000   Hunting Ridge Apts. RB
             6.75%, 6/1/25........................     275,931
   300,000   Runaway Bay Apts. Proj.
             6.13%, 12/1/15.......................     304,644
   100,000   Ser. A
             6.80%, 11/15/11......................     106,098
   500,000   South Carolina St. Refunding,
               Ser. A
               5.75%, 1/1/22, (MBIA)..............     510,110
   500,000   Spartanburg County Hlth.
               Facs. RB, Ser. B
               5.50%, 4/15/27.....................     494,200
             Three Rivers Solid Waste
               Auth. RB, Capital
               Appreciation:
               (effective yield 5.61%) (a)
 1,015,000   0.00%, 1/1/16........................     367,968
             (effective yield 5.66%) (a)
 1,015,000   0.00%, 1/1/17........................     344,907
   585,000   York Cnty. IDR,
               Hoechst Celanese Corp.
               5.70%, 1/1/24......................     591,248
                                                   -----------
             TOTAL LONG-TERM INVESTMENTS
               (COST $11,892,323).................  12,419,431
                                                   -----------

  SHARES
----------
MUTUAL FUND SHARES-- 5.1%
  (COST $652,000)
   652,000   Federated Municipal
               Obligations Fund...................     652,000
                                                   -----------
             TOTAL INVESTMENTS--
               (COST $12,544,323).........  102.4%  13,071,431
             OTHER ASSETS AND
               LIABILITIES-- NET..........   (2.4)    (300,901)
                                           ------- -----------
             NET ASSETS--.................  100.0% $12,770,530
                                           ------- -----------
                                           ------- -----------

(a) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.

SUMMARY OF ABBREVIATIONS:
AMBAC   Insured by American Municipal Bond Assurance Corporation
GO      General Obligation Bond
IDR     Industrial Development Revenue Bond
MBIA    Insured by Municipal Bond Investors Assurance Corporation
RB      Revenue Bond

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                                                         (logo)
                                    EVERGREEN
                           VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                August 31, 1997

PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- 96.9%
             DISTRICT OF COLUMBIA-- 1.5%
$  250,000   Metro. Washington DC Arpt.
               Auth. RB, Ser. B
               5.50%, 10/1/23..................... $   244,900
                                                   -----------
             VIRGINIA-- 95.4%
             Albemarle Cnty. Indl. Dev.
               Auth. RB, Residential Care
               Fac. Our Lady of Peace Inc.:
   100,000   6.45%, 7/1/15........................     102,953
   145,000   6.63%, 7/1/21........................     149,301
   350,000   Arlington Cnty. Indl. Dev.
               Auth. RB, The Nature
               Conservancy, Ser. A
               5.40%, 7/1/17......................     346,612
   390,000   Buena Vista Indl. Dev. Auth.
               RB, Wtr. & Swr. Fac. Route 60 Proj.
               6.25%, 7/15/11.....................     391,283
   250,000   Charlottesville-Albemarle
               Arpt. Auth. RB
             6.13%, 12/1/13.......................     255,588
   500,000   Chesapeake Redev. & Hsg.
               Auth. RB, Multi-Family Hsg.,
               Cedar Assoc., Ser. A
               7.75%, 6/1/20......................     515,730
   500,000   Chesterfield Cnty. Hlth. Ctr.
               Cmnty. Mtg. RB, Lucy Corr.
               Nursing Home Proj.
               5.88%, 12/1/21.....................     511,315
   370,000   Fairfax Cnty. Indl. Dev.
               Auth. RB, Hlth. Care, Inova
               Hlth. Sys. Proj.
               5.88%, 8/15/16.....................     381,300
   500,000   Fairfax Cnty. Redev. & Hsg.
               Auth. RB, Hsg. for the Elderly
               6.00%, 9/1/16, (FHA)...............     514,195
             Giles Cnty. Indl. Dev. Auth.
               RB, Hoechst Celanese Proj.:
   250,000   5.95%, 12/1/25.......................     256,632
   500,000   6.45%, 5/1/26........................     537,745
   500,000   Harrisonburg Redev. & Hsg.
               Auth. RB, Greens of Salem Run Proj.
               6.20%, 4/1/17......................     517,530
   350,000   Isle Wright Cnty. Indl. Dev.
               Auth. RB, Solid Waste Disp.
               Fac. Union Camp Corp. Proj.
               6.55%, 4/1/24......................     376,873
   600,000   James City Cnty. Indl. Dev.
               Auth. RB, Williamsburg Landing
               6.63%, 3/1/23......................     613,992
PRINCIPAL
  AMOUNT                                              VALUE
--------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             VIRGINIA-- CONTINUED
$1,000,000   King & Queen Cnty. Indl. Dev.
               Auth. RB, King & Queen Cnty.
               Courts Complex, Ser. A
               5.63%, 7/15/17..................... $   994,600
   700,000   King George Cnty. Indl. Dev.
               Auth. RB, King George Cnty.
               School Proj.
               6.40%, 8/1/16......................     722,722
   640,000   Portsmouth Redev. & Hsg.
               Auth. RB, Multi-Family Hsg., Ser. A
               6.30%, 9/1/26, (FNMA)..............     667,878
             Prince William Cnty. Indl.
               Dev. Auth. RB:
   500,000   ATCC Proj.
               6.00%, 2/1/14......................     518,400
   500,000   Potomac Hosp. Corp.
             6.75%, 10/1/15.......................     542,675
 1,250,000   Prince William Cnty. Park
               Auth. RB
               6.88%, 10/15/16....................   1,366,325
   400,000   Riverside Regl. Jail Auth. RB
               6.00%, 7/1/25, (MBIA)..............     420,908
   750,000   Virginia Port Auth. RB,
               Comwlth. Port Fund
               5.90%, 7/1/16......................     769,260
   400,000   Virginia Port Auth. RB, Port Fac.
               5.60%, 7/1/27, (MBIA)..............     396,528
   700,000   Virginia College Bldg. Auth.
               RB, Hampton Univ. Proj.
               5.75%, 4/1/14......................     715,925
             Virginia St. Hsg. Dev. Auth.
               RB, Comwlth. Mtg.:
             Ser. A
   100,000   7.10%, 1/1/17........................     105,503
             Ser. A, Subser. A-6
   100,000   6.95%, 1/1/10........................     103,957
             Ser. B, Subser. B-2
   500,000   6.65%, 1/1/13........................     536,675
             Ser. D, Subser. D-1
   300,000   6.10%, 1/1/19........................     311,202
             Ser. F, Subser. F-1
   300,000   6.25%, 7/1/12........................     314,148
             Virginia St. Hsg. Dev. Auth.
               RB, Multi-Family Hsg.:
             Ser. H
   300,000   6.35%, 11/1/11.......................     313,749
             Ser. O
   500,000   6.05%, 11/1/17.......................     507,330

                                  (CONTINUED)

(logo)
                                    EVERGREEN
                           VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                August 31, 1997

PRINCIPAL
  AMOUNT                                               VALUE
-------------------------------------------------------------------
LONG-TERM INVESTMENTS-- CONTINUED
             VIRGINIA-- CONTINUED
$  300,000   West Point Indl. Dev. Auth.
               RB, Solid Waste Disp. Fac.,
               Chesapeake Corp. Proj., Ser. B
               6.25%, 3/1/19...................... $   314,955
                                                   -----------
                                                    15,093,789
                                                   -----------
             TOTAL LONG-TERM INVESTMENTS
               (COST $14,771,682).................  15,338,689
                                                   -----------

  SHARES                                               VALUE
---------------------------------------------------------------

MUTUAL FUND SHARES-- 1.5%
  (COST $232,000)
   232,000   Federated Municipal
               Obligations Fund................... $   232,000
                                                   -----------
             TOTAL INVESTMENTS--
               (COST $15,003,682).........   98.4%  15,570,689
             OTHER ASSETS AND
               LIABILITIES-- NET..........     1.6     254,132
                                           ------- -----------
             NET ASSETS--.................  100.0% $15,824,821
                                           ------- -----------
                                           ------- -----------

SUMMARY OF ABBREVIATIONS:

FHA          Insured by Federal Housing Authority
FNMA         Insured by Federal National Mortgage Association
MBIA         Insured by Municipal Bond Investors Assurance Corporation
RB           Revenue Bond

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                                                         (logo)

                                    EVERGREEN
--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                                August 31, 1997

                                                       (logo)         (logo)         (logo)        (logo)        (logo)
                                                       FLORIDA                                      NORTH         SOUTH
                                                     HIGH INCOME      FLORIDA        GEORGIA      CAROLINA      CAROLINA
                                                         FUND           FUND          FUND          FUND          FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at market value (identified cost--
    $185,025,116, $150,941,611, $13,281,033,
    $56,074,912, $12,544,323 and $15,003,682,
    respectively)..................................  $191,997,078   $159,112,037   $14,112,848   $59,745,658   $13,071,431
  Cash.............................................            0             464           465             0           146
  Interest receivable..............................    3,392,928       2,577,016       166,405       854,839       187,334
  Receivable for Fund shares sold..................    1,875,061         784,613             0         7,000        38,500
  Unamortized organization expenses................       14,443               0             0             0             0
  Prepaid expenses and other assets................       25,818           7,850        11,190         2,228         7,165
--------------------------------------------------------------------------------------------------------------------------
    Total assets...................................  197,305,328     162,481,980    14,290,908    60,609,725    13,304,576
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES
  Payable for investments purchased................    6,805,891               0             0             0       502,865
  Dividends payable................................      427,507         432,405        12,954        56,887        17,691
  Distribution fee payable.........................      109,586          45,272         8,737        53,518         5,495
  Payable for Fund shares redeemed.................       96,254          78,460        10,000        86,192             0
  Due to related parties...........................       43,008          83,649           463        27,909            66
  Accrued custodian fees...........................        9,000          13,200         1,300         9,715           960
  Due to custodian.................................        3,970               0             0             0             0
  Accrued expenses and other liabilities...........       66,931          25,424         5,377        20,458         6,969
--------------------------------------------------------------------------------------------------------------------------
    Total liabilities..............................    7,562,147         678,410        38,831       254,679       534,046
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS.........................................  $189,743,181   $161,803,570   $14,252,077   $60,355,046   $12,770,530
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY
  Paid-in capital..................................  $183,979,565   $150,128,843   $14,019,261   $60,199,042   $12,209,433
  Undistributed net investment income..............       71,079         102,244         3,588             0         2,439
  Accumulated net realized gain (loss) on
    investments....................................   (1,279,425 )     3,402,057      (602,587)   (3,514,742)       31,550
  Net unrealized appreciation on investments.......    6,971,962       8,170,426       831,815     3,670,746       527,108
--------------------------------------------------------------------------------------------------------------------------
    TOTAL NET ASSETS...............................  $189,743,181   $161,803,570   $14,252,077   $60,355,046   $12,770,530
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
  Class A..........................................  $119,942,452   $105,672,609   $ 2,201,213   $ 8,114,829   $ 1,024,797
  Class B..........................................   63,474,546      31,281,385    10,870,454    48,197,720     4,734,195
  Class Y..........................................    6,326,183      24,849,576     1,180,410     4,042,497     7,011,538
--------------------------------------------------------------------------------------------------------------------------
                                                     $189,743,181   $161,803,570   $14,252,077   $60,355,046   $12,770,530
--------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING
  Class A..........................................   11,013,506      10,589,864       222,411       782,431       101,700
  Class B..........................................    5,828,551       3,134,781     1,098,398     4,647,049       469,801
  Class Y..........................................      580,894       2,490,213       119,266       389,762       695,799
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
  Class A..........................................  $     10.89    $       9.98   $      9.90   $     10.37   $     10.08
--------------------------------------------------------------------------------------------------------------------------
  Class A-- Offering price (based on sales charge
    of 4.75%)......................................  $     11.43    $      10.48   $     10.39   $     10.89   $     10.58
--------------------------------------------------------------------------------------------------------------------------
  Class B..........................................  $     10.89    $       9.98   $      9.90   $     10.37   $     10.08
--------------------------------------------------------------------------------------------------------------------------
  Class Y..........................................  $     10.89    $       9.98   $      9.90   $     10.37   $     10.08
--------------------------------------------------------------------------------------------------------------------------

                                                       (logo)

                                                      VIRGINIA
                                                        FUND
---------------------------------------------------
ASSETS
  Investments at market value (identified cost--
    $185,025,116, $150,941,611, $13,281,033,
    $56,074,912, $12,544,323 and $15,003,682,
    respectively)..................................  $15,570,689
  Cash.............................................          617
  Interest receivable..............................      262,744
  Receivable for Fund shares sold..................       36,370
  Unamortized organization expenses................            0
  Prepaid expenses and other assets................        6,723
---------------------------------------------------
    Total assets...................................   15,877,143
---------------------------------------------------
LIABILITIES
  Payable for investments purchased................            0
  Dividends payable................................       25,082
  Distribution fee payable.........................        9,602
  Payable for Fund shares redeemed.................            0
  Due to related parties...........................       10,951
  Accrued custodian fees...........................        1,500
  Due to custodian.................................            0
  Accrued expenses and other liabilities...........        5,187
---------------------------------------------------
    Total liabilities..............................       52,322
---------------------------------------------------
NET ASSETS.........................................  $15,824,821
---------------------------------------------------
NET ASSETS REPRESENTED BY
  Paid-in capital..................................  $15,456,526
  Undistributed net investment income..............        6,150
  Accumulated net realized gain (loss) on
    investments....................................     (204,862)
  Net unrealized appreciation on investments.......      567,007
---------------------------------------------------
    TOTAL NET ASSETS...............................  $15,824,821
---------------------------------------------------
NET ASSETS CONSIST OF
  Class A..........................................  $ 2,933,967
  Class B..........................................    6,695,383
  Class Y..........................................    6,195,471
---------------------------------------------------
                                                     $15,824,821
---------------------------------------------------
SHARES OUTSTANDING
  Class A..........................................      291,836
  Class B..........................................      665,945
  Class Y..........................................      616,230
---------------------------------------------------
NET ASSET VALUE PER SHARE
  Class A..........................................  $     10.05
---------------------------------------------------
  Class A-- Offering price (based on sales charge
    of 4.75%)......................................  $     10.55
---------------------------------------------------
  Class B..........................................  $     10.05
---------------------------------------------------
  Class Y..........................................  $     10.05
---------------------------------------------------

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

(logo)

                                    EVERGREEN
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                           Year Ended August 31, 1997

                                                       (logo)        (logo)        (logo)       (logo)       (logo)       (logo)
                                                       FLORIDA                                   NORTH        SOUTH
                                                     HIGH INCOME     FLORIDA       GEORGIA     CAROLINA     CAROLINA     VIRGINIA
                                                        FUND          FUND          FUND         FUND         FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest.........................................  $9,126,685    $ 9,416,396    $ 786,503    $3,595,558   $ 682,195    $ 848,887
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
  Management fee...................................     813,790        791,322       66,245      305,634       58,299       70,972
  Distribution Plan expenses.......................     618,859        574,097      101,554      510,687       47,664       68,701
  Transfer agent fees..............................     108,023        105,456       29,963       58,241       29,051       38,992
  Custodian fees...................................      64,433         68,109       39,566       52,247       40,242       39,704
  Administrative services fees.....................      52,864         65,916        5,267       24,354        4,596        9,900
  Professional fees................................      26,226         17,894       16,979       16,902       16,082       15,516
  Registration and filing fees.....................      73,818         24,152       23,623       23,925       21,552       21,315
  Trustees' fees and expenses......................       3,268          4,827        1,308        1,833          700          888
  Organization expenses............................       3,544         10,301        9,791       26,702       26,658        8,886
  Other............................................      35,761         42,017       16,209       16,423       25,879       18,370
  Fee waivers and/or expense reimbursements........    (330,629)      (272,815)    (117,219)           0     (137,607)    (114,180)
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses.................................   1,469,957      1,431,276      193,286    1,036,948      133,116      179,064
  Less: Indirectly paid expenses...................      (3,474)           (81)        (281)        (298)         (37)        (596)
-----------------------------------------------------------------------------------------------------------------------------------
    Net expenses...................................   1,466,483      1,431,195      193,005    1,036,650      133,079      178,468
-----------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME............................   7,660,202      7,985,201      593,498    2,558,908      549,116      670,419
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments.................     145,751      4,253,020       84,767      297,379       42,822      177,142
  Net change in unrealized appreciation
    (depreciation) on investments..................   6,008,472      1,314,673      354,644    2,148,174      396,963      361,929
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
    investments....................................   6,154,223      5,567,693      439,411    2,445,553      439,785      539,071
-----------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS.....................................  $13,814,425   $13,552,894    $1,032,909   $5,004,461   $ 988,901    $1,209,490
-----------------------------------------------------------------------------------------------------------------------------------

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                                                         (logo)
                                    EVERGREEN
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                           Year Ended August 31, 1997

                                                       (logo)         (logo)         (logo)         (logo)        (logo)
                                                       FLORIDA                                      NORTH         SOUTH
                                                     HIGH INCOME      FLORIDA        GEORGIA      CAROLINA      CAROLINA
                                                         FUND           FUND          FUND          FUND          FUND
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net investment income............................  $ 7,660,202    $  7,985,201   $   593,498   $ 2,558,908   $   549,116
  Net realized gain on investments.................      145,751       4,253,020        84,767       297,379        42,822
  Net change in unrealized appreciation
    (depreciation) on investments..................    6,008,472       1,314,673       354,644     2,148,174       396,963
--------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from
      operations...................................   13,814,425      13,552,894     1,032,909     5,004,461       988,901
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income:
    Class A........................................   (5,491,178)     (5,824,608)     (110,152)     (403,703)      (44,289)
    Class B........................................   (1,956,616)     (1,295,519)     (408,815)   (2,042,140)     (187,294)
    Class Y........................................     (212,408)       (960,612)      (75,880)     (201,277)     (318,010)
  Net realized gains on investments:
    Class A........................................            0        (665,344)            0             0        (1,178)
    Class B........................................            0        (171,649)            0             0        (5,778)
    Class Y........................................            0         (81,865)            0             0        (7,006)
--------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders............   (7,660,202)     (8,999,597)     (594,847)   (2,647,120)     (563,555)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold........................  102,384,802      27,824,216     3,285,353     5,860,717     4,936,067
  Proceeds from reinvestment of distributions......    3,354,164       2,877,333       422,287     1,817,312       346,366
  Payment for shares redeemed......................  (19,605,169)    (30,281,998)   (2,738,013)  (10,822,725)   (2,614,880)
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting
      from capital share transactions..............   86,133,797         419,551       969,627    (3,144,696)    2,667,553
--------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets......   92,288,020       4,972,848     1,407,689      (787,355)    3,092,899
NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
  Beginning of year................................   97,455,161     156,830,722    12,844,388    61,142,401     9,677,631
--------------------------------------------------------------------------------------------------------------------------
  END OF YEAR......................................  $189,743,181   $161,803,570   $14,252,077   $60,355,046   $12,770,530
--------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income................  $    71,079    $    102,244   $     3,588   $         0   $     2,439
--------------------------------------------------------------------------------------------------------------------------

                                                       (logo)

                                                      VIRGINIA
                                                        FUND
---------------------------------------------------
OPERATIONS
  Net investment income............................  $   670,419
  Net realized gain on investments.................      177,142
  Net change in unrealized appreciation
    (depreciation) on investments..................      361,929
---------------------------------------------------
    Net increase in net assets resulting from
      operations...................................    1,209,490
---------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income:
    Class A........................................     (142,824)
    Class B........................................     (257,414)
    Class Y........................................     (271,563)
  Net realized gains on investments:
    Class A........................................            0
    Class B........................................            0
    Class Y........................................            0
---------------------------------------------------
    Total distributions to shareholders............     (671,801)
---------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold........................    4,600,357
  Proceeds from reinvestment of distributions......      369,743
  Payment for shares redeemed......................   (2,804,295)
---------------------------------------------------
    Net increase (decrease) in net assets resulting
      from capital share transactions..............    2,165,805
---------------------------------------------------
      Total increase (decrease) in net assets......    2,703,494
NET ASSETS
---------------------------------------------------
  Beginning of year................................   13,121,327
---------------------------------------------------
  END OF YEAR......................................  $15,824,821
---------------------------------------------------
Undistributed net investment income................  $     6,150
---------------------------------------------------

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

(logo)
                                    EVERGREEN
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                           Year Ended August 31, 1996

                                                       (logo)        (logo)         (logo)        (logo)        (logo)
                                                       FLORIDA                                     NORTH         SOUTH
                                                     HIGH INCOME     FLORIDA        GEORGIA      CAROLINA      CAROLINA
                                                        FUND           FUND          FUND          FUND          FUND
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net investment income............................  $4,708,138    $  8,509,981   $   565,522   $ 2,585,742    $ 384,455
  Net realized gain (loss) on investments..........     (67,136)      1,550,230        28,904       483,051       10,377
  Net change in unrealized appreciation
    (depreciation) on investments..................     (42,880)     (2,163,335)       57,035      (416,432)      19,665
-------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from
      operations...................................   4,598,122       7,896,876       651,461     2,652,361      414,497
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A........................................  (4,083,337)     (6,726,492)     (100,626)     (396,192)     (38,206)
    Class B........................................    (562,849)     (1,290,196)     (357,853)   (2,003,550)    (168,950)
    Class Y........................................     (61,952)       (417,123)     (109,101)     (147,923)    (177,721)
-------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders............  (4,708,138)     (8,433,811)     (567,580)   (2,547,665)    (384,877)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold........................  51,887,683      23,857,675     5,651,629    10,964,230    4,780,175
  Proceeds from reinvestment of distributions......   1,815,929       2,678,816       366,974     1,752,076      251,384
  Payment for shares redeemed...................... (18,826,666)    (36,571,005)   (4,232,687)  (10,003,099)  (1,208,640)
-------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets resulting
      from capital share transactions..............  34,876,946     (10,034,514)    1,785,916     2,713,207    3,822,919
-------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets......  34,766,930     (10,571,449)    1,869,797     2,817,903    3,852,539
NET ASSETS
  Beginning of year................................  62,688,231     167,402,171    10,974,591    58,324,498    5,825,092
-------------------------------------------------------------------------------------------------------------------------
  END OF YEAR...................................... $97,455,161    $156,830,722   $12,844,388   $61,142,401    $9,677,631
-------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (distributions
  in excess of net investment income)..............  $   (7,223)   $     98,832   $     1,349   $    88,212    $     477
-------------------------------------------------------------------------------------------------------------------------

                                                       (logo)

                                                      VIRGINIA
                                                        FUND
---------------------------------------------------
OPERATIONS
  Net investment income............................   $ 458,280
  Net realized gain (loss) on investments..........     (98,854)
  Net change in unrealized appreciation
    (depreciation) on investments..................      47,564
---------------------------------------------------
    Net increase in net assets resulting from
      operations...................................     406,990
---------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Class A........................................    (117,625)
    Class B........................................    (238,415)
    Class Y........................................    (105,354)
---------------------------------------------------
    Total distributions to shareholders............    (461,394)
---------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold........................   6,625,000
  Proceeds from reinvestment of distributions......     309,870
  Payment for shares redeemed......................  (1,791,146)
---------------------------------------------------
    Net increase (decrease) in net assets resulting
      from capital share transactions..............   5,143,724
---------------------------------------------------
      Total increase (decrease) in net assets......   5,089,320
NET ASSETS
  Beginning of year................................   8,032,007
---------------------------------------------------
  END OF YEAR......................................  $13,121,327
---------------------------------------------------
Undistributed net investment income (distributions
  in excess of net investment income)..............   $   1,382
---------------------------------------------------

                  SEE COMBINED NOTES TO FINANCIAL STATEMENTS.

                                                                         (logo)

                                    EVERGREEN
--------------------------------------------------------------------------------

                     COMBINED NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Evergreen State Tax Free Funds consist of Evergreen Florida High Income Municipal Bond Fund ("Florida High Income Fund"), Evergreen Florida Municipal Bond Fund ("Florida Fund"), Evergreen Georgia Municipal Bond Fund ("Georgia Fund"), Evergreen North Carolina Municipal Bond Fund ("North Carolina Fund"), Evergreen South Carolina Municipal Bond Fund ("South Carolina Fund") and Evergreen Virginia Municipal Bond Fund ("Virginia Fund"), (collectively, the "Funds"). The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified, open-end management investment companies. Each Fund, except Florida High Income Fund, is a separate series of Evergreen Investment Trust. Florida High Income Fund is a series of Evergreen Municipal Trust.

The Funds offer Class A, Class B and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class
A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

C. FEDERAL INCOME TAXES
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

D. DISTRIBUTIONS
Distributions from net investment income for each Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of market discount on securities.

E. CLASS ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

F. ORGANIZATION EXPENSES
Organization expenses for the Florida High Income Fund are amortized to operations over a five-year period beginning June 30, 1995 on a straight-line basis. In the event any of the initial shares of the Fund are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

(logo)

                                    EVERGREEN
--------------------------------------------------------------------------------

               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Organization expenses of the Florida, Georgia, North Carolina, South Carolina and Virginia Funds were initially borne by the Funds' prior administrator. As a result of a change in the administration agreement, First Union purchased the remaining unreimbursed organizational expenses from the prior administrator. As of, and for the year ended August 31, 1997, the Funds paid and have a remaining liability to First Union as follows:

                                                              REMAINING
                                                  PAYMENTS    LIABILITY
-----------------------------------------------------------------------
Florida Fund...................................   $10,301      $11,093
Georgia Fund...................................     9,791        9,520
North Carolina Fund............................    26,702            0
South Carolina Fund............................    26,658       30,466
Virginia Fund..................................     8,886        9,569

2. CAPITAL SHARE TRANSACTIONS

Each of the Funds has an unlimited number of shares of beneficial interest with a par value of $0.0001 authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B and Class Y. Transactions in shares of the Funds were as follows:

                                                                                           YEAR ENDED AUGUST 31,
                                                                                     1997                         1996
                                                                          --------------------------    --------------------------
FLORIDA HIGH INCOME FUND                                                    SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold............................................................    4,908,227    $ 52,353,817     3,124,792    $ 32,820,683
Shares issued in reinvestment of distributions.........................      218,163       2,333,137       141,897       1,492,720
Shares redeemed........................................................   (1,431,303)    (15,236,336)   (1,673,161)    (17,673,622)
----------------------------------------------------------------------------------------------------------------------------------
Net increase...........................................................    3,695,087    $ 39,450,618     1,593,528    $ 16,639,781
----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold............................................................    4,247,193    $ 45,291,821     1,606,756    $ 16,929,901
Shares issued in reinvestment of distributions.........................       89,841         961,874        29,466         309,488
Shares redeemed........................................................     (352,500)     (3,764,886)      (93,856)       (985,765)
----------------------------------------------------------------------------------------------------------------------------------
Net increase...........................................................    3,984,534    $ 42,488,809     1,542,366    $ 16,253,624
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Shares sold............................................................      443,071    $  4,739,164       203,571    $  2,137,099
Shares issued in reinvestment of distributions.........................        5,518          59,153         1,303          13,721
Shares redeemed........................................................      (56,700)       (603,947)      (15,879)       (167,279)
----------------------------------------------------------------------------------------------------------------------------------
Net increase...........................................................      391,889    $  4,194,370       188,995    $  1,983,541
----------------------------------------------------------------------------------------------------------------------------------



FLORIDA FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold............................................................      680,065    $  6,676,415       647,176    $  6,349,216
Shares issued in reinvestment of distributions.........................      200,942       1,980,889       198,575       1,954,093
Shares redeemed........................................................   (2,225,426)    (21,851,674)   (2,919,201)    (28,758,982)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease...........................................................   (1,344,419)   $(13,194,370)   (2,073,450)   $(20,455,673)
----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold............................................................      586,099    $  5,756,602       720,789    $  7,109,005
Shares issued in reinvestment of distributions.........................       77,038         759,420        67,958         668,617
Shares redeemed........................................................     (503,356)     (4,943,204)     (621,849)     (6,110,433)
----------------------------------------------------------------------------------------------------------------------------------
Net increase...........................................................      159,781    $  1,572,818       166,898    $  1,667,189
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Shares sold............................................................    1,566,132    $ 15,391,199     1,061,203    $ 10,399,454
Shares issued in reinvestment of distributions.........................       13,894         137,024         5,711          56,106
Shares redeemed........................................................     (353,969)     (3,487,120)     (172,594)     (1,701,590)
----------------------------------------------------------------------------------------------------------------------------------
Net increase...........................................................    1,226,057    $ 12,041,103       894,320    $  8,753,970
----------------------------------------------------------------------------------------------------------------------------------

                                                                         (logo)

                                    EVERGREEN
--------------------------------------------------------------------------------

               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                           YEAR ENDED AUGUST 31,
                                                                                     1997                          1996
                                                                          --------------------------    --------------------------
GEORGIA FUND                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold............................................................       58,988    $    571,356        37,924    $    365,163
Shares issued in reinvestment of distributions.........................        7,041          68,727         7,779          75,126
Shares redeemed........................................................      (47,699)       (464,268)      (63,160)       (605,087)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)................................................       18,330    $    175,815       (17,457)   $   (164,798)
----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold............................................................      234,534    $  2,292,070       268,620    $  2,600,226
Shares issued in reinvestment of distributions.........................       30,017         293,086        26,313         253,826
Shares redeemed........................................................     (134,483)     (1,307,027)     (122,257)     (1,183,493)
----------------------------------------------------------------------------------------------------------------------------------
Net increase...........................................................      130,068    $  1,278,129       172,676    $  1,670,559
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Shares sold............................................................       43,212    $    421,927       280,783    $  2,686,240
Shares issued in reinvestment of distributions.........................        6,202          60,474         3,963          38,022
Shares redeemed........................................................      (99,306)       (966,718)     (256,913)     (2,444,107)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)................................................      (49,892)   $   (484,317)       27,833    $    280,155
----------------------------------------------------------------------------------------------------------------------------------



NORTH CAROLINA FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold............................................................      104,597    $  1,069,375       118,007    $  1,198,058
Shares issued in reinvestment of distributions.........................       27,845         283,991        27,147         275,346
Shares redeemed........................................................     (150,887)     (1,540,570)     (176,511)     (1,780,168)
----------------------------------------------------------------------------------------------------------------------------------
Net decrease...........................................................      (18,445)   $   (187,204)      (31,357)   $   (306,764)
----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold............................................................      387,839    $  3,937,543       635,229    $  6,447,862
Shares issued in reinvestment of distributions.........................      148,184       1,511,443       144,603       1,466,473
Shares redeemed........................................................     (839,134)     (8,524,353)     (759,219)     (7,700,019)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)................................................     (303,111)   $ (3,075,367)       20,613    $    214,316
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Shares sold............................................................       84,295    $    853,799       327,111    $  3,318,310
Shares issued in reinvestment of distributions.........................        2,138          21,878         1,016          10,257
Shares redeemed........................................................      (74,420)       (757,802)      (51,457)       (522,912)
----------------------------------------------------------------------------------------------------------------------------------
Net increase...........................................................       12,013    $    117,875       276,670    $  2,805,655
----------------------------------------------------------------------------------------------------------------------------------



SOUTH CAROLINA FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold............................................................       41,892    $    414,564        31,170    $    305,932
Shares issued in reinvestment of distributions.........................        2,239          22,308         1,829          17,842
Shares redeemed........................................................      (29,248)       (286,768)       (9,800)        (95,582)
----------------------------------------------------------------------------------------------------------------------------------
Net increase...........................................................       14,883    $    150,104        23,199    $    228,192
----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold............................................................       55,162    $    544,288       109,335    $  1,062,828
Shares issued in reinvestment of distributions.........................       14,381         142,689        12,969         126,461
Shares redeemed........................................................      (41,753)       (410,305)      (49,850)       (485,446)
----------------------------------------------------------------------------------------------------------------------------------
Net increase...........................................................       27,790    $    276,672        72,454    $    703,843
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Shares sold............................................................      400,553    $  3,977,215       349,743    $  3,411,415
Shares issued in reinvestment of distributions.........................       18,276         181,369        10,998         107,081
Shares redeemed........................................................     (193,151)     (1,917,807)      (65,167)       (627,612)
----------------------------------------------------------------------------------------------------------------------------------
Net increase...........................................................      225,678    $  2,240,777       295,574    $  2,890,884
----------------------------------------------------------------------------------------------------------------------------------

(logo)

                                    EVERGREEN
--------------------------------------------------------------------------------

               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                            YEAR ENDED AUGUST 31,
                                                                                     1997                          1996
                                                                          --------------------------    --------------------------
VIRGINIA FUND                                                               SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold............................................................       52,270    $    516,653       105,025    $  1,032,730
Shares issued in reinvestment of distributions.........................       12,391         122,884        10,186          99,877
Shares redeemed........................................................      (71,543)       (705,708)      (21,674)       (211,176)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)................................................       (6,882)   $    (66,171)       93,537    $    921,431
----------------------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold............................................................      127,982    $  1,276,030       145,062    $  1,427,003
Shares issued in reinvestment of distributions.........................       18,384         182,440        19,108         187,592
Shares redeemed........................................................      (96,368)       (959,225)      (74,064)       (721,093)
----------------------------------------------------------------------------------------------------------------------------------
Net increase...........................................................       49,998    $    499,245        90,106    $    893,502
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y
Shares sold............................................................      284,030    $  2,807,674       425,577    $  4,165,267
Shares issued in reinvestment of distributions.........................        6,490          64,419         2,286          22,401
Shares redeemed........................................................     (114,905)     (1,139,362)      (87,094)       (858,877)
----------------------------------------------------------------------------------------------------------------------------------
Net increase...........................................................      175,615    $  1,732,731       340,769    $  3,328,791
----------------------------------------------------------------------------------------------------------------------------------

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended August 31, 1997:

                                                COST OF        PROCEEDS
                                               PURCHASES      FROM SALES
-------------------------------------------------------------------------
Florida High Income Fund...................   $127,507,828    $43,933,866
Florida Fund...............................     62,562,977     67,138,568
Georgia Fund...............................      4,761,178      4,200,233
North Carolina Fund........................     29,901,470     34,034,440
South Carolina Fund........................      9,501,226      6,901,828
Virginia Fund..............................     12,133,746     10,145,848

On August 31, 1997, the tax cost and composition of gross unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

                                                                GROSS          GROSS
                                                  TAX         UNREALIZED     UNREALIZED    NET UNREALIZED
                                                  COST       APPRECIATION   DEPRECIATION    APPRECIATION
---------------------------------------------------------------------------------------------------------
Florida High Income Fund...................   $185,025,116    $7,034,248      $(62,286)      $6,971,962
Florida Fund...............................    150,941,611     8,172,823        (2,397)       8,170,426
Georgia Fund...............................     13,281,033       831,815             0          831,815
North Carolina Fund........................     56,074,912     3,670,746             0        3,670,746
South Carolina Fund........................     12,544,323       527,108             0          527,108
Virginia Fund..............................     15,003,682       568,192        (1,185)         567,007

As of August 31, 1997, the Funds had capital loss carryovers for federal income tax purposes as follows:

                                                                                  EXPIRATION
                                                                       ---------------------------------
                                                                          2002         2003       2004
                                                                       ----------    --------    -------
Florida High Income Fund............................................   $  577,000    $635,000    $64,000
Georgia Fund........................................................           --     603,000         --
North Carolina Fund.................................................    3,515,000          --         --
Virginia Fund.......................................................      175,000      30,000         --

                                                                         (logo)

                                    EVERGREEN
--------------------------------------------------------------------------------

               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DISTRIBUTION PLANS

Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS") serves as the principal underwriter for each of the Funds.

Each Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit each Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses." Each class, except Class Y, currently pays an annual service fee equal to 0.25% of the average daily net assets of the class. Class B also presently pays an annual distribution fee equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

The Funds have entered into a Shareholder Services Agreement with First Union Brokerage Services ("FUBS"), an affiliate of First Union, whereby they will compensate FUBS up to an annual fee of 0.25% of Class B average daily net assets, as referred to above, for certain services provided to shareholders and/or maintenance of shareholder accounts relating to each of the Fund's Class B shares.

During the year ended August 31, 1997, amounts paid or accrued to EKD and fees waived, if any, pursuant to each Fund's Class A and Class B Distribution Plans were as follows:

                                                                                                 FEES
                                                                                                WAIVED
                                                                       CLASS A     CLASS B     CLASS A
-------------------------------------------------------------------------------------------------------
Florida High Income Fund............................................   $235,662    $383,197    $      0
Florida Fund........................................................    275,983     298,114     191,541
Georgia Fund........................................................      5,499      96,055           0
North Carolina Fund.................................................     20,523     490,164           0
South Carolina Fund.................................................      2,271      45,393           0
Virginia Fund.......................................................      7,230      61,471           0

EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Fund. EKD intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Class B shares would be within permitted limits.

EKD has advised the Funds that it has retained front-end sales charges resulting from the sales of Class A shares during the year ended August 31, 1997 as follows:

Florida High Income Fund................................   $34,454
Florida Fund............................................    22,335
Georgia Fund............................................     2,488
North Carolina Fund.....................................     2,377
South Carolina Fund.....................................       710
Virginia Fund...........................................     1,596

Contingent deferred sales charges paid by redeeming shareholders are paid to EKD.

5. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS

The Capital Management Group of First Union National Bank of North Carolina ("CMG"), a subsidiary of First Union, serves as the investment adviser to each Fund and is paid a management fee that is computed daily and paid monthly. CMG is paid at an annual rate of 0.50% of the average daily net assets of the Florida Fund, Georgia Fund, North Carolina Fund, South Carolina Fund and Virginia Fund. CMG is paid at an annual rate of 0.60% of the average daily net assets of the Florida High Income Fund.

For each Fund, Evergreen Keystone Investment Services, Inc. ("EKIS"), a subsidiary of First Union, is the administrator. Prior to March 11, 1997, Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly-owned subsidiary of First Union, was the administrator. Furman Selz LLC ("Furman Selz") was the sub-administrator through December 31, 1996. Effective January 1, 1997, BISYS acquired Furman Selz' mutual fund unit and accordingly BISYS Fund Services became sub-administrator to each of the Funds. The administrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EKIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of each Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net asset value of each Fund. BISYS, as sub-administrator, compensates the officers of each Fund.

(logo)

                                    EVERGREEN
--------------------------------------------------------------------------------

               COMBINED NOTES TO FINANCIAL STATEMENTS (CONTINUED)

For the year ended August 31, 1997, investment management fees and administration fees were waived and/or expenses reimbursed as follows:

                                                          MANAGEMENT
                                                             FEES       ADMINISTRATION     EXPENSES
                                                            WAIVED       FEES WAIVED      REIMBURSED
----------------------------------------------------------------------------------------------------
Florida High Income Fund...............................    $330,629         $    0         $      0
Florida Fund...........................................      81,274              0                0
Georgia Fund...........................................      66,245          4,027           46,947
South Carolina Fund....................................      58,299          3,810           75,498
Virginia Fund..........................................      70,972          4,281           38,927

During the year ended August 31, 1997, the Funds paid or accrued to EKIS the following amounts for certain administrative services:

Florida High Income Fund................................   $43,778
Florida Fund............................................    52,171
Georgia Fund............................................     4,368
North Carolina Fund.....................................    20,199
South Carolina Fund.....................................     3,810
Virginia Fund...........................................     8,940

Effective May 5, 1997, Evergreen Keystone Service Company ("EKSC"), a wholly-owned subsidiary of Keystone Investment Management Company ("Keystone"), a subsidiary of First Union, began providing transfer and dividend disbursing agent services for the Funds that were formerly provided by State Street Bank and Trust Company ("State Street").

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

6. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

7. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Funds' Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000. As of August 31, 1997, the value of the Trustees deferral account for each Fund was as follows:

Florida High Income Fund.................................   $6,242
Florida Fund.............................................    6,265
Georgia Fund.............................................      512
North Carolina Fund......................................    2,436
South Carolina Fund......................................      388
Virginia Fund............................................      480

8. FINANCING AGREEMENT

On October 31, 1996, a financing agreement between all of the Evergreen Funds and State Street, Societe Generale and ABN Amro Bank N.V. (collectively, the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly among the Banks. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. State Street acts as agent for the Banks, and as agent is entitled to a fee of $15,000 which is allocated to all of the Evergreen Funds. During the year ended August 31, 1997, the Funds had no borrowings under this agreement.

9. CONCENTRATION OF CREDIT RISK

Each Fund invests a substantial portion of its assets in issuers located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

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                                    EVERGREEN
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                          INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
  Evergreen Investment Trust
We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Evergreen State Tax Free Funds listed below as of August 31, 1997, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the years or periods listed below:

    EVERGREEN FLORIDA MUNICIPAL BOND FUND-- statement of operations for the year ended August 31, 1997, statements of changes in net assets for each of the years in the two-year period ended August 31, 1997 and the financial highlights for the periods presented on pages 10 and 11.

    EVERGREEN GEORGIA MUNICIPAL BOND FUND-- statement of operations for the year ended August 31, 1997, statements of changes in net assets for each of the years in the two-year period ended August 31, 1997 and the financial highlights for the periods presented on pages 12 and 13.

    EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND-- statement of operations for the year ended August 31, 1997, statements of changes in net assets for each of the years in the two-year period ended August 31, 1997 and the financial highlights for the periods presented on pages 14 and 15.

    EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND-- statement of operations for the year ended August 31, 1997, statements of changes in net assets for each of the years in the two-year period ended August 31, 1997 and the financial highlights for the periods presented on pages 16 and 17.

    EVERGREEN VIRGINIA MUNICIPAL BOND FUND-- statement of operations for the year ended August 31, 1997, statements of changes in net assets for each of the years in the two-year period ended August 31, 1997 and the financial highlights for the periods presented on pages 18 and 19.

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Florida Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund as of August 31, 1997, the results of their operations, the changes in their net assets and financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP

Boston, Massachusetts
October 10, 1997

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                                    EVERGREEN
--------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF
EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Evergreen Florida High Income Municipal Bond Fund (the "Fund"), one of the Evergreen Municipal Trust Portfolios, at August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the two years in the period ended August 31, 1997 and for the four month period ended August 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above. The financial statements of the Fund for the year ended and indicated periods prior to, April 30, 1995 were audited by other independent accountants whose report dated June 2, 1995 expressed an unqualified opinion.

Price Waterhouse LLP

1177 Avenue of the Americas
New York, New York

October 14, 1997

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                                    EVERGREEN
--------------------------------------------------------------------------------

               FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)
100% of the dividends distributed by Florida High Income Fund, Georgia Fund and the North Carolina Fund and 99% of the dividends distributed by Florida Fund, South Carolina Fund and the Virginia Fund for the year ended August 31, 1997 are exempt from federal income tax, other than alternative minimum tax.

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This brochure must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                 ________________________________________
                |     NOT             May lose value     |
                |     FDIC            No bank guarantee  |
                |   INSURED                              |
                |________________________________________|

                    Evergreen Funds Distributor, Inc.

62544                                                          540712 Rev. 01
                                                                        10/97
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